UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22696

Victory Portfolios Trust II
(Exact name of registrant as specified in charter)

4900 TIEDEMAN ROAD
BROOKLYN, OH 44144
(Address of principal executive offices) (Zip code)

CHRISTOPHER K. DYER
4900 TIEDEMAN ROAD
BROOKLYN, OH 44144
 (Name and address of agent for service)

(216)-898-2411
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Compass EMP U.S. 500 Volatility Weighted Index ETF
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
CLOSED-END FUNDS - 0.3%
Capital Markets - 0.3%
2,025	Ares Capital Corporation	$29,322
TOTAL CLOSED-END FUNDS (Cost $33,395)		29,322

COMMON STOCKS - 99.4%
Aerospace & Defense - 2.9%
181	General Dynamics Corporation	24,969
464	Hexcel Corporation	20,815
262	Honeywell International, Inc.	24,809
149	Huntington Ingalls Industries, Inc.	15,965
228	L-3 Communications Holdings, Inc.	23,831
143	Lockheed Martin Corporation	29,645
147	Northrop Grumman Corporation	24,395
64	Precision Castparts Corporation	14,701
226	Raytheon Company	24,693
338	Rockwell Collins, Inc.	27,662
495	Textron, Inc.	18,632
166	The Boeing Company	21,738
267	United Technologies Corporation	23,760
		295,615
Air Freight & Logistics - 0.6%
275	CH Robinson Worldwide, Inc.	18,639
496	Expeditors International of Washington, Inc.	23,337
239	United Parcel Service, Inc.	23,587
		65,563
Airlines - 0.6%
194	Alaska Air Group, Inc.	15,413
293	American Airlines Group, Inc.	11,377
529	JetBlue Airways Corporation *	13,633
378	Southwest Airlines Company	14,379
216	United Continental Holdings, Inc. *	11,459
		66,261
Auto Components - 0.9%
427	BorgWarner, Inc.	17,759
1,354	Gentex Corporation	20,987
568	Goodyear Tire & Rubber Company	16,660
495	Johnson Controls, Inc.	20,473
186	Lear Corporation	20,233
		96,112
Automobiles - 0.6%
1,681	Ford Motor Company	22,811
665	General Motors Company	19,963
315	Harley-Davidson, Inc.	17,294
		60,068

Banks - 4.3%
633	BB&T Corporation	22,535
600	CIT Group, Inc.	24,018
402	Citigroup, Inc.	19,943
877	Citizens Financial Group, Inc.	20,925
222	City National Corporation	19,549
405	Comerica, Inc.	16,646
496	East West Bancorp, Inc.	19,056
1,040	Fifth Third Bancorp	19,667
356	First Republic Bank	22,346
2,036	Huntington Bancshares, Inc.	21,582
358	JPMorgan Chase & Company	21,827
1,377	KeyCorporation	17,915
186	M&T Bank Corporation	22,683
1,785	People's United Financial, Inc.	28,078
1,917	Regions Financial Corporation	17,272
153	Signature Bank *	21,047
517	SunTrust Banks, Inc.	19,770
119	SVB Financial Group *	13,749
269	The PNC Financial Services Group, Inc.	23,995
607	US Bancorp	24,893
478	Wells Fargo & Company	24,545
		442,041
Beverages - 1.8%
303	Brown-Forman Corporation	29,361
376	Coca-Cola Enterprises, Inc.	18,180
193	Constellation Brands, Inc.	24,165
365	Dr Pepper Snapple Group, Inc.	28,853
110	Monster Beverage Corporation *	14,865
333	PepsiCo, Inc.	31,402
901	The Coca-Cola Company	36,148
		182,974
Biotechnology - 0.8%
79	Alexion Pharmaceuticals, Inc. *	12,355
115	Amgen, Inc.	15,907
34	Biogen, Inc. *	9,921
125	Celgene Corporation *	13,521
157	Gilead Sciences, Inc.	15,416
30	Regeneron Pharmaceuticals, Inc. *	13,954
		81,074
Building Products - 0.7%
278	AO Smith Corporation	18,123
218	Lennox International, Inc.	24,706
658	Masco Corporation	16,568
359	Owens Corning	15,046
		74,443

Capital Markets - 3.3%
131	Affiliated Managers Group, Inc. *	22,400
196	Ameriprise Financial, Inc.	21,389
81	BlackRock, Inc.	24,095
568	E*TRADE Financial Corporation *	14,955
607	Franklin Resources, Inc.	22,617
662	Invesco Ltd.	20,674
531	Legg Mason, Inc.	22,095
298	Northern Trust Corporation	20,312
414	Raymond James Financial, Inc.	20,547
445	SEI Investments Company	21,462
281	State Street Corporation	18,886
389	T. Rowe Price Group, Inc.	27,036
616	TD Ameritrade Holding Corporation	19,613
540	The Bank of New York Mellon Corporation	21,141
587	The Charles Schwab Corporation	16,765
126	The Goldman Sachs Group, Inc.	21,894
		335,881
Chemicals - 3.5%
158	Air Products & Chemicals, Inc.	20,158
264	Airgas, Inc.	23,583
222	Ashland, Inc.	22,338
267	CF Industries Holdings, Inc.	11,988
262	Eastman Chemical Company	16,957
227	Ecolab, Inc.	24,906
417	EI du Pont de Nemours & Company	20,099
207	International Flavors & Fragrances, Inc.	21,375
179	LyondellBasell Industries NV	14,921
56	NewMarket Corporation	19,992
248	PPG Industries, Inc.	21,747
289	Praxair, Inc.	29,438
432	The Dow Chemical Company	18,317
565	The Mosaic Company	17,577
89	The Sherwin-Williams Company	19,827
346	The Valspar Corporation	24,871
209	W.R. Grace & Company *	19,447
273	Westlake Chemical Corporation	14,166
		361,707
Commercial Services & Supplies - 2.0%
331	Cintas Corporation	28,383
860	Copart, Inc. *	28,294
781	KAR Auction Services, Inc.	27,725
728	Republic Services, Inc.	29,994
802	Rollins, Inc.	21,550
210	Stericycle, Inc. *	29,255
582	The ADT Corporation	17,402
584	Waste Connections, Inc.	28,371
		210,974

Communications Equipment - 1.1%
181	Arista Networks, Inc. *	11,075
1,473	Brocade Communications Systems, Inc.	15,290
787	Cisco Systems, Inc.	20,659
402	CommScope Holding Company, Inc. *	12,072
152	F5 Networks, Inc. *	17,602
330	Motorola Solutions, Inc.	22,565
342	QUALCOMM, Inc.	18,376
		117,639
Construction & Engineering - 0.5%
392	Fluor Corporation	16,601
449	Jacobs Engineering Group, Inc. *	16,806
580	Quanta Services, Inc. *	14,042
		47,449
Construction Materials - 0.1%
89	Martin Marietta Materials, Inc.	13,523

Consumer Finance - 1.1%
286	American Express Company	21,201
245	Capital One Financial Corporation	17,768
429	Discover Financial Services	22,304
1,247	Navient Corporation	14,016
773	Santander Consumer USA Holdings, Inc. *	15,785
728	Synchrony Financial *	22,786
		113,860
Containers & Packaging - 0.9%
387	Avery Dennison Corporation	21,893
306	Ball Corporation	19,033
410	Crown Holdings, Inc. *	18,757
259	Packaging Corporation of America	15,581
361	Sealed Air Corporation	16,924
		92,188
Distributors - 0.4%
305	Genuine Parts Company	25,281
627	LKQ Corporation *	17,782
		43,063
Diversified Consumer Services - 0.2%
858	Service Corporation International	23,252

Diversified Financial Services - 2.0%
251	Berkshire Hathaway, Inc. *	32,731
402	CBOE Holdings, Inc.	26,966
264	CME Group, Inc.	24,483
99	Intercontinental Exchange, Inc.	23,264
239	Moody's Corporation	23,470
387	MSCI, Inc.	23,011
486	Nasdaq, Inc.	25,918
554	Voya Financial, Inc.	21,479
		201,322
Diversified Telecommunication Services - 0.2%
716	CenturyLink, Inc.	17,986

Electric Utilities - 3.3%
446	American Electric Power Company, Inc.	25,359
355	Duke Energy Corporation	25,539
386	Edison International	24,345
368	Entergy Corporation	23,957
509	Eversource Energy	25,766
642	Exelon Corporation	19,067
678	ITC Holdings Corporation	22,604
258	NextEra Energy, Inc.	25,168
851	OGE Energy Corporation	23,283
794	Pepco Holdings, Inc.	19,231
420	Pinnacle West Capital Corporation	26,939
614	Southern Company	27,446
665	Westar Energy, Inc.	25,563
737	Xcel Energy, Inc.	26,097
		340,364
Electrical Equipment - 1.3%
109	Acuity Brands, Inc.	19,138
452	AMETEK, Inc.	23,648
374	Eaton Corporation PLC	19,186
511	Emerson Electric Company	22,571
307	Hubbell, Inc.	26,080
200	Rockwell Automation, Inc.	20,294
		130,917
Electronic Equipment, Instruments & Components - 1.4%
443	Amphenol Corporation	22,575
317	Arrow Electronics, Inc. *	17,524
469	Avnet, Inc.	20,017
539	CDW Corporation	22,023
1,217	Corning, Inc.	20,835
1,721	Flextronics International Ltd. *	18,139
175	IPG Photonics Corporation *	13,295
807	Trimble Navigation Ltd. *	13,251
		147,659
Energy Equipment & Services - 0.6%
132	Cameron International Corporation *	8,094
384	FMC Technologies, Inc. *	11,904
227	Helmerich & Payne, Inc.	10,728
363	National Oilwell Varco, Inc.	13,667
256	Schlumberger Ltd.	17,656
		62,049
Food & Staples Retailing - 1.5%
186	Costco Wholesale Corporation	26,890
292	CVS Health Corporation	28,172
1,751	Rite Aid Corporation *	10,629
642	Sysco Corporation	25,019
690	The Kroger Company	24,888
401	Wal-Mart Stores, Inc.	26,001
539	Whole Foods Market, Inc.	17,059
		158,658

Food Products - 3.2%
524	Archer-Daniels-Midland Company	21,720
615	Campbell Soup Company	31,168
841	Flowers Foods, Inc.	20,806
578	General Mills, Inc.	32,443
337	Hain Celestial Group, Inc. *	17,389
405	Hormel Foods Corporation	25,641
280	Ingredion, Inc.	24,447
150	Keurig Green Mountain, Inc.	7,821
379	McCormick & Company, Inc.	31,146
340	Mead Johnson Nutrition Company	23,936
576	Mondelez International, Inc.	24,117
448	Pilgrim's Pride Corporation	9,310
564	Pinnacle Foods, Inc.	23,620
392	The WhiteWave Foods Company *	15,739
430	Tyson Foods, Inc.	18,533
		327,836
Gas Utilities - 0.3%
445	Atmos Energy Corporation	25,890

Health Care Equipment & Supplies - 3.3%
536	Abbott Laboratories	21,558
298	Align Technology, Inc. *	16,914
704	Baxter International, Inc.	23,126
210	Becton, Dickinson and Company	27,859
473	DENTSPLY International, Inc.	23,920
128	Edwards Lifesciences Corporation *	18,198
510	Hologic, Inc. *	19,956
177	IDEXX Laboratories, Inc. *	13,142
41	Intuitive Surgical, Inc. *	18,843
286	ResMed, Inc.	14,575
285	Sirona Dental Systems, Inc. *	26,602
306	St. Jude Medical, Inc.	19,305
263	Stryker Corporation	24,748
217	Teleflex, Inc.	26,954
154	The Cooper Companies, Inc.	22,924
268	Varian Medical Systems, Inc. *	19,773
		338,397
Health Care Providers & Services - 3.6%
212	Acadia Healthcare Company, Inc. *	14,049
159	Aetna, Inc.	17,396
144	Anthem, Inc.	20,160
295	Cardinal Health, Inc.	22,662
246	Centene Corporation *	13,341
123	Cigna Corporation	16,607
275	Community Health Systems, Inc. *	11,762

260	Express Scripts Holdings Company *	21,050
215	HCA Holdings, Inc. *	16,632
201	Henry Schein, Inc. *	26,677
73	Humana, Inc.	13,067
226	Laboratory Corporation of America Holdings *	24,514
122	McKesson Corporation	22,574
336	MEDNAX, Inc. *	25,801
560	Patterson Companies, Inc.	24,220
312	Quest Diagnostics, Inc.	19,179
215	Team Health Holdings, Inc. *	11,616
170	UnitedHealth Group Inc.	19,722
134	Universal Health Services, Inc.	16,725
339	VCA, Inc. *	17,848
		375,602
Health Care Technology - 0.2%
338	Cerner Corporation *	20,266

Hotels, Restaurants & Leisure - 2.6%
812	Aramark	24,068
27	Chipotle Mexican Grill, Inc. *	19,447
174	Domino's Pizza, Inc.	18,776
448	Dunkin' Brands Group, Inc.	21,952
810	Hilton Worldwide Holdings, Inc.	18,581
424	Hyatt Hotels Corporation *	19,970
302	Las Vegas Sands Corporation	11,467
273	Marriott International, Inc.	18,619
265	McDonald's Corporation	26,110
97	Panera Bread Company *	18,761
170	Royal Caribbean Cruises Ltd.	15,145
377	Starbucks Corporation	21,429
249	Starwood Hotels & Resorts Worldwide, Inc.	16,554
282	Wyndham Worldwide Corporation	20,276
		271,155
Household Durables - 1.5%
508	DR Horton, Inc.	14,915
109	Harman International Industries, Inc.	10,463
322	Lennar Corporation	15,498
105	Mohawk Industries, Inc. *	19,088
591	Newell Rubbermaid, Inc.	23,468
17	NVR, Inc. *	25,929
754	PulteGroup, Inc.	14,228
501	Toll Brothers, Inc. *	17,154
107	Whirlpool Corporation	15,757
		156,500
Household Products - 1.4%
380	Church & Dwight Company, Inc.	31,882
438	Colgate-Palmolive Company	27,795
436	Procter & Gamble Company	31,366
262	Spectrum Brands Holdings, Inc.	23,976
292	The Clorox Company	33,735
		148,754

Independent Power Producers and Energy Traders - 0.1%
1,577	AES Corporation	15,439

Industrial Conglomerates - 1.0%
197	3M Company	27,929
229	Carlisle Companies, Inc.	20,010
330	Danaher Corporation	28,119
160	Roper Technologies, Inc.	25,072
		101,130
Insurance - 5.9%
462	Aflac, Inc.	26,856
60	Alleghany Corporation *	28,086
478	American Financial Group, Inc.	32,939
412	American International Group, Inc.	23,410
317	AmTrust Financial Services, Inc.	19,965
764	Arthur J Gallagher & Company	31,538
317	Assurant, Inc.	25,046
959	Brown & Brown, Inc.	29,700
124	Chubb Corporation	15,209
506	Cincinnati Financial Corporation	27,223
733	CNA Financial Corporation	25,604
155	HCC Insurance Holdings, Inc.	12,008
364	Lincoln National Corporation	17,275
788	Loews Corporation	28,478
33	Markel Corporation *	26,461
554	Marsh & McLennan Companies, Inc.	28,930
424	MetLife, Inc.	19,992
423	Principal Financial Group, Inc.	20,025
929	Progressive Corporation	28,464
290	Reinsurance Group of America, Inc.	26,271
81	StanCorp Financial Group, Inc.	9,250
387	The Allstate Corporation	22,539
274	The Travelers Companies, Inc.	27,271
487	Torchmark Corporation	27,467
467	W.R. Berkley Corporation	25,391
		605,398
Internet & Catalog Retail - 0.5%
108	Expedia, Inc.	12,710
96	Netflix, Inc. *	9,913
14	The Priceline Group, Inc. *	17,316
163	TripAdvisor, Inc. *	10,272
		50,211
Internet Software & Services - 0.9%
278	Akamai Technologies, Inc. *	19,199
800	eBay, Inc. *	19,552
205	Facebook, Inc. *	18,429
24	Google, Inc. *	15,321
352	VeriSign, Inc. *	24,837
		97,338

IT Services - 4.3%
85	Alliance Data Systems Corporation *	22,013
535	Amdocs Ltd.	30,431
316	Automatic Data Processing, Inc.	25,394
447	Broadridge Financial Solutions, Inc.	24,741
295	Cognizant Technology Solutions Corporation *	18,470
313	Fidelity National Information Services, Inc.	20,996
293	Fiserv, Inc. *	25,377
146	FleetCor Technologies, Inc. *	20,092
282	Gartner, Inc. *	23,668
994	Genpact Ltd. *	23,468
185	Global Payments, Inc.	21,225
159	International Business Machines Corporation	23,050
419	Jack Henry & Associates, Inc.	29,167
257	MasterCard, Inc.	23,161
612	Paychex, Inc.	29,150
1,041	The Western Union Company	19,113
471	Total System Services, Inc.	21,398
316	Visa, Inc.	22,013
1,717	Xerox Corporation	16,706
		439,633
Leisure Products - 0.3%
236	Hasbro, Inc.	17,025
142	Polaris Industries, Inc.	17,022
		34,047
Life Sciences Tools & Services - 1.5%
620	Agilent Technologies, Inc. *	21,284
83	Illumina, Inc. *	14,593
79	Mettler-Toledo International, Inc. *	22,494
557	PerkinElmer, Inc.	25,600
328	Quintiles Transnational Holdings, Inc. *	22,819
192	Thermo Fisher Scientific, Inc.	23,478
199	Waters Corporation *	23,524
		153,792
Machinery - 3.9%
908	Allison Transmission Holdings, Inc.	24,235
276	Caterpillar, Inc.	18,039
497	Colfax Corporation *	14,865
194	Cummins, Inc.	21,065
286	Deere & Company	21,164
326	Dover Corporation	18,641
442	Flowserve Corporation	18,184
407	IDEX Corporation	29,019
320	Illinois Tool Works, Inc.	26,339
437	Ingersoll-Rand PLC	22,186
364	Lincoln Electric Holdings, Inc.	19,085

175	Middleby Corporation *	18,408
372	PACCAR, Inc.	19,407
212	Parker-Hannifin Corporation	20,628
163	Snap-On, Inc.	24,603
257	Stanley Black & Decker, Inc.	24,924
163	WABCO Holdings, Inc. *	17,087
221	Wabtec Corporation	19,459
754	Xylem, Inc.	24,769
		402,107
Media - 3.0%
241	AMC Networks, Inc. *	17,634
450	Cablevision Systems Corporation	14,612
466	CBS Corporation	18,593
397	Comcast Corporation	22,581
552	Discovery Communications, Inc. *	14,369
338	DISH Network Corporation *	19,719
431	Lions Gate Entertainment Corporation	15,861
426	Omnicom Group, Inc.	28,073
397	Scripps Networks Interact, Inc.	19,528
6,461	Sirius XM Holdings, Inc. *	24,164
691	TEGNA, Inc.	15,472
311	The Madison Square Garden Company *	22,436
199	The Walt Disney Company	20,338
104	Time Warner Cable, Inc.	18,654
295	Time Warner, Inc.	20,281
732	Twenty-First Century Fox, Inc.	19,749
		312,064
Metals & Mining - 0.4%
1,454	Alcoa, Inc.	14,046
704	Newmont Mining Corporation	11,313
424	Nucor Corporation	15,921
		41,280
Multiline Retail - 0.8%
343	Dollar General Corporation	24,847
307	Kohl's Corporation	14,217
323	Macy's, Inc.	16,576
321	Nordstrom, Inc.	23,019
		78,659
Multi-Utilities - 3.1%
436	Alliant Energy Corporation	25,502
605	Ameren Corporation	25,573
1,190	CenterPoint Energy, Inc.	21,468
674	CMS Energy Corporation	23,806
408	Consolidated Edison, Inc.	27,275
383	Dominion Resources, Inc.	26,955
310	DTE Energy Company	24,915
482	PG&E Corporation	25,450
536	Public Service Enterprise Group, Inc.	22,598

440	SCANA Corporation	24,754
263	Sempra Energy	25,437
679	TECO Energy, Inc.	17,830
467	WEC Energy Group, Inc.	24,387
		315,950
Oil, Gas & Consumable Fuels - 1.8%
970	Cheniere Energy Partners LP Holdings LLC	18,440
248	Chevron Corporation	19,562
312	Exxon Mobil Corporation	23,197
769	Kinder Morgan, Inc.	21,286
289	Marathon Petroleum Corporation	13,389
359	ONEOK, Inc.	11,560
199	Phillips 66	15,291
556	Plains GP Holdings LP	9,730
718	Spectra Energy Corporation	18,862
136	Tesoro Corporation	13,225
242	Valero Energy Corporation	14,544
256	Williams Companies, Inc.	9,434
		188,520
Paper & Forest Products - 0.2%
500	International Paper Company	18,895

Personal Products - 0.3%
278	Estee Lauder Companies, Inc.	22,429
146	Herbalife Ltd. *	7,957
		30,386
Pharmaceuticals - 1.0%
253	Eli Lilly and Company	21,174
305	Johnson & Johnson	28,472
424	Merck & Company, Inc.	20,941
238	Mylan NV *	9,582
854	Pfizer, Inc.	26,824
		106,993
Professional Services - 1.4%
239	Equifax, Inc.	23,226
174	IHS, Inc. *	20,184
189	ManpowerGroup, Inc.	15,477
482	Nielsen Holdings PLC	21,435
411	Robert Half International, Inc.	21,027
184	Towers Watson & Company	21,598
307	Verisk Analytics, Inc. *	22,690
		145,637
Real Estate Management & Development - 0.4%
629	CBRE Group, Inc. *	20,128
121	Jones Lang LaSalle Inc.	17,396
		37,524
Road & Rail - 1.6%
61	AMERCO	24,002
677	CSX Corporation	18,211

326	JB Hunt Transport Services, Inc.	23,276
187	Kansas City Southern	16,995
277	Norfolk Southern Corporation	21,163
333	Old Dominion Freight Line, Inc. *	20,313
252	Ryder System, Inc.	18,658
227	Union Pacific Corporation	20,069
		162,687
Semiconductors & Semiconductor Equipment - 2.2%
234	Altera Corporation	11,719
280	Analog Devices, Inc.	15,795
1,092	Applied Materials, Inc.	16,041
314	Freescale Semiconductor Ltd. *	11,486
640	Intel Corporation	19,289
361	KLA-Tencor Corporation	18,050
242	Lam Research Corporation	15,810
508	Linear Technology Corporation	20,498
453	Microchip Technology, Inc.	19,520
570	Micron Technology, Inc. *	8,539
639	NVIDIA Corporation	15,751
147	Skyworks Solutions, Inc.	12,379
400	Texas Instruments, Inc.	19,808
466	Xilinx, Inc.	19,758
		224,443
Software - 3.0%
276	Adobe Systems, Inc. *	22,693
268	ANSYS, Inc. *	23,622
827	CA, Inc.	22,577
927	Cadence Design System, Inc. *	19,170
254	Citrix Systems, Inc. *	17,597
241	Electronic Arts, Inc. *	16,328
170	FactSet Research Systems, Inc.	27,168
637	Oracle Corporation	23,008
273	Red Hat, Inc. *	19,623
250	SS&C Technologies Holdings, Inc.	17,510
903	Symantec Corporation	17,581
551	Synopsys, Inc. *	25,445
137	Tyler Technologies, Inc. *	20,456
107	Ultimate Software Group, Inc. *	19,154
228	VMware, Inc. *	17,964
		309,896
Specialty Retail - 4.1%
109	Advance Auto Parts, Inc.	20,659
369	AutoNation, Inc. *	21,468
38	AutoZone, Inc. *	27,506
343	Bed Bath & Beyond, Inc. *	19,558
353	Best Buy Company, Inc.	13,103
326	CarMax, Inc. *	19,338
349	Dick's Sporting Goods, Inc.	17,314

315	Foot Locker, Inc.	22,671
341	GameStop Corporation	14,053
234	L Brands, Inc.	21,090
338	Lowe's Companies, Inc.	23,295
90	O'Reilly Automotive, Inc. *	22,500
333	Penske Automotive Group, Inc.	16,130
395	Ross Stores, Inc.	19,146
715	The Gap, Inc.	20,377
204	The Home Depot, Inc.	23,560
324	The TJX Companies, Inc.	23,140
176	Tiffany & Company	13,591
233	Tractor Supply Company	19,647
147	Ulta Salon, Cosmetics & Fragrances, Inc. *	24,012
280	Williams-Sonoma, Inc.	21,378
		423,536
Technology Hardware, Storage & Peripherals - 0.9%
160	Apple, Inc.	17,648
771	EMC Corporation	18,627
643	Hewlett-Packard Company	16,467
180	SanDisk Corporation	9,780
321	Seagate Technology PLC	14,381
196	Western Digital Corporation	15,570
		92,473
Textiles, Apparel & Luxury Goods - 1.6%
229	Carter's, Inc.	20,757
581	Coach, Inc.	16,808
576	Hanesbrands, Inc.	16,670
221	NIKE, Inc.	27,176
150	PVH Corporation	15,291
136	Ralph Lauren Corporation	16,070
88	Skechers U.S.A., Inc. *	11,799
177	Under Armour, Inc. *	17,130
334	VF Corporation	22,782
		164,483
Thrifts & Mortgage Finance - 0.8%
2,053	Hudson City Bancorp, Inc.	20,879
1,533	New York Community Bancorp, Inc.	27,686
1,924	TFS Financial Corporation	33,189
		81,754
Tobacco - 0.7%
487	Altria Group, Inc.	26,493
313	Philip Morris International, Inc.	24,830
529	Reynolds American, Inc.	23,419
		74,742
Trading Companies & Distributors - 0.5%
541	Fastenal Company	19,806
170	United Rentals, Inc. *	10,209
118	W.W. Grainger, Inc.	25,371
		55,386

Water Utilities - 0.5%
524	American Water Works Company, Inc.	28,862
970	Aqua America, Inc.	25,676
		54,538
TOTAL COMMON STOCKS (Cost $10,688,607)		10,265,983

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
6,718	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.16% (a)	6,718
TOTAL SHORT-TERM INVESTMENTS - 0.1% (Cost $6,718)		6,718
TOTAL INVESTMENTS - 99.8% (Cost $10,728,720)		10,302,023
Other Assets in Excess of Liabilities - 0.2%		23,124
NET ASSETS - 100.0%		$10,325,147

* Non-income producing security.
(a) Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:
Cost of investments	$10,728,720
Gross unrealized appreciation	279,556
Gross unrealized depreciation	(706,253)
Net unrealized appreciation	$(426,697)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
CLOSED-END FUNDS - 0.3%
Capital Markets - 0.3%
21,962	Ares Capital Corporation	$318,010
TOTAL CLOSED-END FUNDS (Cost $357,191)		318,010

COMMON STOCKS - 99.5%
Aerospace & Defense - 2.9%
1,962	General Dynamics Corporation	270,658
5,036	Hexcel Corporation	225,915
2,839	Honeywell International, Inc.	268,825
1,614	Huntington Ingalls Industries, Inc.	172,940
2,470	L-3 Communications Holdings, Inc.	258,164
1,555	Lockheed Martin Corporation	322,367
1,591	Northrop Grumman Corporation	264,026
698	Precision Castparts Corporation	160,338
2,450	Raytheon Company	267,687
3,669	Rockwell Collins, Inc.	300,271
5,364	Textron, Inc.	201,901
1,799	The Boeing Company	235,579
2,899	United Technologies Corporation	257,982
		3,206,653
Air Freight & Logistics - 0.6%
2,980	CH Robinson Worldwide, Inc.	201,984
5,380	Expeditors International of Washington, Inc.	253,129
2,592	United Parcel Service, Inc.	255,805
		710,918
Airlines - 0.6%
2,108	Alaska Air Group, Inc.	167,481
3,175	American Airlines Group, Inc.	123,285
5,741	JetBlue Airways Corporation *	147,945
4,099	Southwest Airlines Company	155,926
2,341	United Continental Holdings, Inc. *	124,190
		718,827
Auto Components - 0.9%
4,630	BorgWarner, Inc.	192,562
14,686	Gentex Corporation	227,633
6,161	Goodyear Tire & Rubber Company	180,702
5,370	Johnson Controls, Inc.	222,103
2,022	Lear Corporation	219,953
		1,042,953
Automobiles - 0.6%
18,226	Ford Motor Company	247,327
7,215	General Motors Company	216,594
3,416	Harley-Davidson, Inc.	187,538
		651,459

Banks - 4.3%
6,861	BB&T Corporation	244,251
6,505	CIT Group, Inc.	260,395
4,362	Citigroup, Inc.	216,399
9,506	Citizens Financial Group, Inc.	226,813
2,405	City National Corporation	211,784
4,397	Comerica, Inc.	180,717
5,377	East West Bancorp, Inc.	206,584
11,281	Fifth Third Bancorp	213,324
3,857	First Republic Bank	242,104
22,076	Huntington Bancshares, Inc.	234,006
3,880	JPMorgan Chase & Company	236,564
14,924	KeyCorporation	194,161
2,012	M&T Bank Corporation	245,363
19,354	People's United Financial, Inc.	304,438
20,773	Regions Financial Corporation	187,165
1,660	Signature Bank *	228,350
5,604	SunTrust Banks, Inc.	214,297
1,289	SVB Financial Group *	148,931
2,914	The PNC Financial Services Group, Inc.	259,929
6,582	US Bancorp	269,928
5,187	Wells Fargo & Company	266,352
		4,791,855
Beverages - 1.8%
3,282	Brown-Forman Corporation	318,026
4,074	Coca-Cola Enterprises, Inc.	196,978
2,092	Constellation Brands, Inc.	261,939
3,960	Dr Pepper Snapple Group, Inc.	313,038
1,191	Monster Beverage Corporation *	160,952
3,615	PepsiCo, Inc.	340,895
9,769	The Coca-Cola Company	391,932
		1,983,760
Biotechnology - 0.8%
853	Alexion Pharmaceuticals, Inc. *	133,401
1,242	Amgen, Inc.	171,793
366	Biogen, Inc. *	106,803
1,359	Celgene Corporation *	147,003
1,707	Gilead Sciences, Inc.	167,610
320	Regeneron Pharmaceuticals, Inc. *	148,845
		875,455
Building Products - 0.7%
3,012	AO Smith Corporation	196,352
2,365	Lennox International, Inc.	268,026
7,136	Masco Corporation	179,685
3,896	Owens Corning	163,281
		807,344

Capital Markets - 3.3%
1,422	Affiliated Managers Group, Inc. *	243,148
2,126	Ameriprise Financial, Inc.	232,010
877	BlackRock, Inc.	260,881
6,158	E*TRADE Financial Corporation *	162,140
6,578	Franklin Resources, Inc.	245,096
7,178	Invesco Ltd.	224,169
5,765	Legg Mason, Inc.	239,882
3,235	Northern Trust Corporation	220,498
4,485	Raymond James Financial, Inc.	222,590
4,827	SEI Investments Company	232,806
3,044	State Street Corporation	204,587
4,216	T. Rowe Price Group, Inc.	293,012
6,684	TD Ameritrade Holding Corporation	212,819
5,856	The Bank of New York Mellon Corporation	229,262
6,371	The Charles Schwab Corporation	181,956
1,372	The Goldman Sachs Group, Inc.	238,399
		3,643,255
Chemicals - 3.5%
1,711	Air Products & Chemicals, Inc.	218,289
2,866	Airgas, Inc.	256,020
2,411	Ashland, Inc.	242,595
2,896	CF Industries Holdings, Inc.	130,030
2,837	Eastman Chemical Company	183,611
2,457	Ecolab, Inc.	269,582
4,523	EI du Pont de Nemours & Company	218,009
2,248	International Flavors & Fragrances, Inc.	232,128
1,936	LyondellBasell Industries NV	161,385
605	NewMarket Corporation	215,985
2,690	PPG Industries, Inc.	235,886
3,135	Praxair, Inc.	319,331
4,686	The Dow Chemical Company	198,686
6,128	The Mosaic Company	190,642
970	The Sherwin-Williams Company	216,097
3,751	The Valspar Corporation	269,622
2,266	W.R. Grace & Company *	210,851
2,956	Westlake Chemical Corporation	153,387
		3,922,136
Commercial Services & Supplies - 2.0%
3,594	Cintas Corporation	308,185
9,322	Copart, Inc. *	306,694
8,473	KAR Auction Services, Inc.	300,792
7,900	Republic Services, Inc.	325,480
8,698	Rollins, Inc.	233,715
2,273	Stericycle, Inc. *	316,652
6,317	The ADT Corporation	188,878
6,329	Waste Connections, Inc.	307,463
		2,287,859

Communications Equipment - 1.1%
1,968	Arista Networks, Inc. *	120,422
15,976	Brocade Communications Systems, Inc.	165,831
8,535	Cisco Systems, Inc.	224,044
4,362	CommScope Holding Company, Inc. *	130,991
1,652	F5 Networks, Inc. *	191,301
3,581	Motorola Solutions, Inc.	244,869
3,711	QUALCOMM, Inc.	199,392
		1,276,850
Construction & Engineering - 0.5%
4,247	Fluor Corporation	179,861
4,865	Jacobs Engineering Group, Inc. *	182,097
6,296	Quanta Services, Inc. *	152,426
		514,384
Construction Materials - 0.1%
964	Martin Marietta Materials, Inc.	146,480

Consumer Finance - 1.1%
3,103	American Express Company	230,025
2,662	Capital One Financial Corporation	193,048
4,648	Discover Financial Services	241,650
13,527	Navient Corporation	152,044
8,387	Santander Consumer USA Holdings, Inc. *	171,263
7,898	Synchrony Financial *	247,207
		1,235,237
Containers & Packaging - 0.9%
4,196	Avery Dennison Corporation	237,367
3,319	Ball Corporation	206,442
4,449	Crown Holdings, Inc. *	203,542
2,806	Packaging Corporation of America	168,809
3,910	Sealed Air Corporation	183,301
		999,461
Distributors - 0.4%
3,309	Genuine Parts Company	274,283
6,805	LKQ Corporation *	192,990
		467,273
Diversified Consumer Services - 0.2%
9,306	Service Corporation International	252,193

Diversified Financial Services - 2.0%
2,717	Berkshire Hathaway, Inc. *	354,297
4,364	CBOE Holdings, Inc.	292,737
2,862	CME Group, Inc.	265,422
1,070	Intercontinental Exchange, Inc.	251,439
2,587	Moody's Corporation	254,043
4,198	MSCI, Inc.	249,613
5,271	Nasdaq, Inc.	281,103
6,013	Voya Financial, Inc.	233,124
		2,181,778

Diversified Telecommunication Services - 0.2%
7,763	CenturyLink, Inc.	195,007

Electric Utilities - 3.3%
4,838	American Electric Power Company, Inc.	275,089
3,847	Duke Energy Corporation	276,753
4,189	Edison International	264,200
3,989	Entergy Corporation	259,684
5,517	Eversource Energy	279,270
6,960	Exelon Corporation	206,712
7,352	ITC Holdings Corporation	245,116
2,794	NextEra Energy, Inc.	272,555
9,227	OGE Energy Corporation	252,451
8,610	Pepco Holdings, Inc.	208,534
4,550	Pinnacle West Capital Corporation	291,837
6,655	Southern Company	297,478
7,211	Westar Energy, Inc.	277,191
7,988	Xcel Energy, Inc.	282,855
		3,689,725
Electrical Equipment - 1.3%
1,184	Acuity Brands, Inc.	207,887
4,898	AMETEK, Inc.	256,263
4,054	Eaton Corporation PLC	207,970
5,542	Emerson Electric Company	244,790
3,327	Hubbell, Inc.	282,629
2,168	Rockwell Automation, Inc.	219,987
		1,419,526
Electronic Equipment, Instruments & Components - 1.4%
4,805	Amphenol Corporation	244,863
3,435	Arrow Electronics, Inc. *	189,887
5,081	Avnet, Inc.	216,857
5,847	CDW Corporation	238,908
13,195	Corning, Inc.	225,898
18,666	Flextronics International Ltd. *	196,740
1,900	IPG Photonics Corporation *	144,343
8,754	Trimble Navigation Ltd. *	143,741
		1,601,237
Energy Equipment & Services - 0.6%
1,430	Cameron International Corporation *	87,687
4,163	FMC Technologies, Inc. *	129,053
2,463	Helmerich & Payne, Inc.	116,401
3,932	National Oilwell Varco, Inc.	148,040
2,776	Schlumberger Ltd.	191,461
		672,642
Food & Staples Retailing - 1.5%
2,015	Costco Wholesale Corporation	291,309
3,165	CVS Health Corporation	305,359
19,010	Rite Aid Corporation *	115,391
6,965	Sysco Corporation	271,426
7,478	The Kroger Company	269,731
4,348	Wal-Mart Stores, Inc.	281,924
5,846	Whole Foods Market, Inc.	185,026
		1,720,166

Food Products - 3.2%
5,678	Archer-Daniels-Midland Company	235,353
6,671	Campbell Soup Company	338,086
9,126	Flowers Foods, Inc.	225,777
6,263	General Mills, Inc.	351,542
3,654	Hain Celestial Group, Inc. *	188,547
4,397	Hormel Foods Corporation	278,374
3,033	Ingredion, Inc.	264,811
1,622	Keurig Green Mountain, Inc.	84,571
4,109	McCormick & Company, Inc.	337,678
3,688	Mead Johnson Nutrition Company	259,635
6,251	Mondelez International, Inc.	261,729
4,855	Pilgrim's Pride Corporation	100,887
6,114	Pinnacle Foods, Inc.	256,054
4,246	The WhiteWave Foods Company *	170,477
4,665	Tyson Foods, Inc.	201,062
		3,554,583
Gas Utilities - 0.3%
4,821	Atmos Energy Corporation	280,486

Health Care Equipment & Supplies - 3.3%
5,813	Abbott Laboratories	233,799
3,234	Align Technology, Inc. *	183,562
7,634	Baxter International, Inc.	250,777
2,281	Becton, Dickinson and Company	302,597
5,134	DENTSPLY International, Inc.	259,626
1,390	Edwards Lifesciences Corporation *	197,616
5,530	Hologic, Inc. *	216,389
1,923	IDEXX Laboratories, Inc. *	142,783
440	Intuitive Surgical, Inc. *	202,215
3,098	ResMed, Inc.	157,874
3,090	Sirona Dental Systems, Inc. *	288,421
3,323	St. Jude Medical, Inc.	209,648
2,850	Stryker Corporation	268,185
2,355	Teleflex, Inc.	292,515
1,673	The Cooper Companies, Inc.	249,043
2,903	Varian Medical Systems, Inc. *	214,183
		3,669,233
Health Care Providers & Services - 3.6%
2,298	Acadia Healthcare Company, Inc. *	152,289
1,729	Aetna, Inc.	189,170
1,563	Anthem, Inc.	218,820
3,198	Cardinal Health, Inc.	245,670
2,667	Centene Corporation *	144,631
1,331	Cigna Corporation	179,712

2,985	Community Health Systems, Inc. *	127,668
2,822	Express Scripts Holdings Company *	228,469
2,328	HCA Holdings, Inc. *	180,094
2,181	Henry Schein, Inc. *	289,462
796	Humana, Inc.	142,484
2,447	Laboratory Corporation of America Holdings *	265,426
1,328	McKesson Corporation	245,720
3,640	MEDNAX, Inc. *	279,516
6,078	Patterson Companies, Inc.	262,874
3,383	Quest Diagnostics, Inc.	207,953
2,329	Team Health Holdings, Inc. *	125,836
1,841	UnitedHealth Group Inc.	213,574
1,458	Universal Health Services, Inc.	181,973
3,681	VCA, Inc. *	193,805
		4,075,146
Health Care Technology - 0.2%
3,665	Cerner Corporation *	219,753

Hotels, Restaurants & Leisure - 2.6%
8,804	Aramark	260,951
290	Chipotle Mexican Grill, Inc. *	208,872
1,889	Domino's Pizza, Inc.	203,842
4,856	Dunkin' Brands Group, Inc.	237,944
8,780	Hilton Worldwide Holdings, Inc.	201,413
4,603	Hyatt Hotels Corporation *	216,801
3,278	Las Vegas Sands Corporation	124,466
2,956	Marriott International, Inc.	201,599
2,870	McDonald's Corporation	282,781
1,047	Panera Bread Company *	202,500
1,842	Royal Caribbean Cruises Ltd.	164,104
4,091	Starbucks Corporation	232,532
2,699	Starwood Hotels & Resorts Worldwide, Inc.	179,430
3,054	Wyndham Worldwide Corporation	219,583
		2,936,818
Household Durables - 1.5%
5,511	DR Horton, Inc.	161,803
1,180	Harman International Industries, Inc.	113,268
3,494	Lennar Corporation	168,166
1,136	Mohawk Industries, Inc. *	206,514
6,413	Newell Rubbermaid, Inc.	254,660
188	NVR, Inc. *	286,741
8,180	PulteGroup, Inc.	154,357
5,434	Toll Brothers, Inc. *	186,060
1,163	Whirlpool Corporation	171,264
		1,702,833
Household Products - 1.4%
4,124	Church & Dwight Company, Inc.	346,004
4,745	Colgate-Palmolive Company	301,118
4,734	Procter & Gamble Company	340,564
2,846	Spectrum Brands Holdings, Inc.	260,437
3,172	The Clorox Company	366,461
		1,614,584

Independent Power Producers and Energy Traders - 0.2%
17,103	AES Corporation	167,438

Industrial Conglomerates - 1.0%
2,139	3M Company	303,246
2,479	Carlisle Companies, Inc.	216,615
3,577	Danaher Corporation	304,796
1,739	Roper Technologies, Inc.	272,501
		1,097,158
Insurance - 5.9%
5,007	Aflac, Inc.	291,057
650	Alleghany Corporation *	304,271
5,182	American Financial Group, Inc.	357,092
4,465	American International Group, Inc.	253,701
3,439	AmTrust Financial Services, Inc.	216,588
8,282	Arthur J Gallagher & Company	341,881
3,442	Assurant, Inc.	271,952
10,403	Brown & Brown, Inc.	322,181
1,350	Chubb Corporation	165,578
5,484	Cincinnati Financial Corporation	295,039
7,953	CNA Financial Corporation	277,798
1,677	HCC Insurance Holdings, Inc.	129,917
3,952	Lincoln National Corporation	187,562
8,541	Loews Corporation	308,672
353	Markel Corporation *	283,057
6,009	Marsh & McLennan Companies, Inc.	313,790
4,595	MetLife, Inc.	216,654
4,584	Principal Financial Group, Inc.	217,007
10,079	Progressive Corporation	308,821
3,143	Reinsurance Group of America, Inc.	284,724
876	StanCorp Financial Group, Inc.	100,039
4,198	The Allstate Corporation	244,492
2,966	The Travelers Companies, Inc.	295,206
5,287	Torchmark Corporation	298,187
5,066	W.R. Berkley Corporation	275,438
		6,560,704
Internet & Catalog Retail - 0.5%
1,173	Expedia, Inc.	138,039
1,038	Netflix, Inc. *	107,184
155	The Priceline Group, Inc. *	191,713
1,765	TripAdvisor, Inc. *	111,230
		548,166
Internet Software & Services - 0.9%
3,011	Akamai Technologies, Inc. *	207,940
8,673	eBay, Inc. *	211,968
2,226	Facebook, Inc. *	200,118
263	Google, Inc. *	167,891
3,815	VeriSign, Inc. *	269,186
		1,057,103

IT Services - 4.3%
922	Alliance Data Systems Corporation *	238,780
5,802	Amdocs Ltd.	330,018
3,422	Automatic Data Processing, Inc.	274,992
4,846	Broadridge Financial Solutions, Inc.	268,226
3,204	Cognizant Technology Solutions Corporation *	200,602
3,394	Fidelity National Information Services, Inc.	227,669
3,180	Fiserv, Inc. *	275,420
1,586	FleetCor Technologies, Inc. *	218,265
3,057	Gartner, Inc. *	256,574
10,782	Genpact Ltd. *	254,563
2,005	Global Payments, Inc.	230,034
1,724	International Business Machines Corporation	249,928
4,546	Jack Henry & Associates, Inc.	316,447
2,788	MasterCard, Inc.	251,255
6,633	Paychex, Inc.	315,930
11,293	The Western Union Company	207,339
5,109	Total System Services, Inc.	232,102
3,428	Visa, Inc.	238,794
18,623	Xerox Corporation	181,202
		4,768,140
Leisure Products - 0.3%
2,557	Hasbro, Inc.	184,462
1,536	Polaris Industries, Inc.	184,120
		368,582
Life Sciences Tools & Services - 1.5%
6,726	Agilent Technologies, Inc. *	230,904
896	Illumina, Inc. *	157,535
862	Mettler-Toledo International, Inc. *	245,446
6,038	PerkinElmer, Inc.	277,506
3,553	Quintiles Transnational Holdings, Inc. *	247,182
2,079	Thermo Fisher Scientific, Inc.	254,220
2,155	Waters Corporation *	254,743
		1,667,536
Machinery - 3.9%
9,845	Allison Transmission Holdings, Inc.	262,763
2,997	Caterpillar, Inc.	195,884
5,387	Colfax Corporation *	161,125
2,107	Cummins, Inc.	228,778
3,105	Deere & Company	229,770
3,533	Dover Corporation	202,017
4,795	Flowserve Corporation	197,266
4,410	IDEX Corporation	314,433
3,470	Illinois Tool Works, Inc.	285,616
4,743	Ingersoll-Rand PLC	240,802

3,950	Lincoln Electric Holdings, Inc.	207,099
1,903	Middleby Corporation *	200,177
4,030	PACCAR, Inc.	210,245
2,297	Parker-Hannifin Corporation	223,498
1,767	Snap-On, Inc.	266,711
2,790	Stanley Black & Decker, Inc.	270,574
1,766	WABCO Holdings, Inc. *	185,130
2,395	Wabtec Corporation	210,880
8,178	Xylem, Inc.	268,647
		4,361,415
Media - 3.0%
2,618	AMC Networks, Inc. *	191,559
4,884	Cablevision Systems Corporation	158,584
5,057	CBS Corporation	201,774
4,311	Comcast Corporation	245,210
5,982	Discovery Communications, Inc. *	155,711
3,666	DISH Network Corporation *	213,874
4,673	Lions Gate Entertainment Corporation	171,966
4,625	Omnicom Group, Inc.	304,788
4,310	Scripps Networks Interact, Inc.	212,009
70,069	Sirius XM Holdings, Inc. *	262,058
7,496	TEGNA, Inc.	167,835
3,371	The Madison Square Garden Company *	243,184
2,163	The Walt Disney Company	221,059
1,131	Time Warner Cable, Inc.	202,868
3,203	Time Warner, Inc.	220,206
7,943	Twenty-First Century Fox, Inc.	214,302
		3,386,987
Metals & Mining - 0.4%
15,770	Alcoa, Inc.	152,338
7,639	Newmont Mining Corporation	122,759
4,599	Nucor Corporation	172,692
		447,789
Multiline Retail - 0.8%
3,719	Dollar General Corporation	269,405
3,332	Kohl's Corporation	154,305
3,500	Macy's, Inc.	179,620
3,485	Nordstrom, Inc.	249,909
		853,239
Multi-Utilities - 3.1%
4,732	Alliant Energy Corporation	276,775
6,564	Ameren Corporation	277,460
12,911	CenterPoint Energy, Inc.	232,914
7,310	CMS Energy Corporation	258,189
4,423	Consolidated Edison, Inc.	295,677
4,152	Dominion Resources, Inc.	292,218
3,360	DTE Energy Company	270,043
5,230	PG&E Corporation	276,144

5,816	Public Service Enterprise Group, Inc.	245,203
4,773	SCANA Corporation	268,529
2,850	Sempra Energy	275,652
7,360	TECO Energy, Inc.	193,274
5,069	WEC Energy Group, Inc.	264,703
		3,426,781
Oil, Gas & Consumable Fuels - 1.8%
10,522	Cheniere Energy Partners LP Holdings LLC	200,023
2,691	Chevron Corporation	212,266
3,385	Exxon Mobil Corporation	251,675
8,336	Kinder Morgan, Inc.	230,740
3,138	Marathon Petroleum Corporation	145,384
3,892	ONEOK, Inc.	125,322
2,155	Phillips 66	165,590
6,027	Plains GP Holdings LP	105,473
7,784	Spectra Energy Corporation	204,486
1,472	Tesoro Corporation	143,137
2,629	Valero Energy Corporation	158,003
2,777	Williams Companies, Inc.	102,332
		2,044,431
Paper & Forest Products - 0.2%
5,429	International Paper Company	205,162

Personal Products - 0.3%
3,011	Estee Lauder Companies, Inc.	242,927
1,585	Herbalife Ltd. *	86,383
		329,310
Pharmaceuticals - 1.0%
2,739	Eli Lilly and Company	229,227
3,306	Johnson & Johnson	308,615
4,597	Merck & Company, Inc.	227,046
2,578	Mylan NV *	103,790
9,261	Pfizer, Inc.	290,888
		1,159,566
Professional Services - 1.4%
2,597	Equifax, Inc.	252,377
1,887	IHS, Inc. *	218,892
2,049	ManpowerGroup, Inc.	167,793
5,232	Nielsen Holdings PLC	232,667
4,463	Robert Half International, Inc.	228,327
2,001	Towers Watson & Company	234,877
3,330	Verisk Analytics, Inc. *	246,120
		1,581,053
Real Estate Management & Development - 0.4%
6,822	CBRE Group, Inc. *	218,304
1,317	Jones Lang LaSalle Inc.	189,345
		407,649
Road & Rail - 1.6%
665	AMERCO	261,658

7,345	CSX Corporation	197,580
3,537	JB Hunt Transport Services, Inc.	252,542
2,025	Kansas City Southern	184,032
3,004	Norfolk Southern Corporation	229,506
3,612	Old Dominion Freight Line, Inc. *	220,332
2,730	Ryder System, Inc.	202,129
2,459	Union Pacific Corporation	217,400
		1,765,179
Semiconductors & Semiconductor Equipment - 2.2%
2,534	Altera Corporation	126,903
3,032	Analog Devices, Inc.	171,035
11,838	Applied Materials, Inc.	173,900
3,406	Freescale Semiconductor Ltd. *	124,591
6,939	Intel Corporation	209,141
3,915	KLA-Tencor Corporation	195,750
2,626	Lam Research Corporation	171,557
5,505	Linear Technology Corporation	222,127
4,913	Microchip Technology, Inc.	211,701
6,184	Micron Technology, Inc. *	92,636
6,932	NVIDIA Corporation	170,874
1,593	Skyworks Solutions, Inc.	134,147
4,342	Texas Instruments, Inc.	215,016
5,058	Xilinx, Inc.	214,459
		2,433,837
Software - 3.0%
2,998	Adobe Systems, Inc. *	246,495
2,908	ANSYS, Inc. *	256,311
8,973	CA, Inc.	244,963
10,051	Cadence Design System, Inc. *	207,855
2,752	Citrix Systems, Inc. *	190,658
2,615	Electronic Arts, Inc. *	177,166
1,841	FactSet Research Systems, Inc.	294,210
6,912	Oracle Corporation	249,661
2,961	Red Hat, Inc. *	212,837
2,717	SS&C Technologies Holdings, Inc.	190,299
9,789	Symantec Corporation	190,592
5,970	Synopsys, Inc. *	275,695
1,489	Tyler Technologies, Inc. *	222,323
1,166	Ultimate Software Group, Inc. *	208,726
2,472	VMware, Inc. *	194,769
		3,362,560
Specialty Retail - 4.1%
1,177	Advance Auto Parts, Inc.	223,077
4,006	AutoNation, Inc. *	233,069
413	AutoZone, Inc. *	298,942
3,716	Bed Bath & Beyond, Inc. *	211,886
3,826	Best Buy Company, Inc.	142,021
3,533	CarMax, Inc. *	209,578

3,784	Dick's Sporting Goods, Inc.	187,724
3,421	Foot Locker, Inc.	246,209
3,696	GameStop Corporation	152,312
2,539	L Brands, Inc.	228,840
3,662	Lowe's Companies, Inc.	252,385
978	O'Reilly Automotive, Inc. *	244,500
3,613	Penske Automotive Group, Inc.	175,014
4,285	Ross Stores, Inc.	207,694
7,751	The Gap, Inc.	220,904
2,208	The Home Depot, Inc.	255,002
3,510	The TJX Companies, Inc.	250,684
1,907	Tiffany & Company	147,259
2,522	Tractor Supply Company	212,655
1,597	Ulta Salon, Cosmetics & Fragrances, Inc. *	260,870
3,038	Williams-Sonoma, Inc.	231,951
		4,592,576
Technology Hardware, Storage & Peripherals - 0.9%
1,738	Apple, Inc.	191,702
8,358	EMC Corporation	201,929
6,976	Hewlett-Packard Company	178,656
1,955	SanDisk Corporation	106,215
3,479	Seagate Technology PLC	155,859
2,130	Western Digital Corporation	169,207
		1,003,568
Textiles, Apparel & Luxury Goods - 1.6%
2,482	Carter's, Inc.	224,968
6,306	Coach, Inc.	182,433
6,242	Hanesbrands, Inc.	180,643
2,393	NIKE, Inc.	294,267
1,627	PVH Corporation	165,856
1,472	Ralph Lauren Corporation	173,932
957	Skechers U.S.A., Inc. *	128,315
1,920	Under Armour, Inc. *	185,818
3,626	VF Corporation	247,329
		1,783,561
Thrifts & Mortgage Finance - 0.8%
22,264	Hudson City Bancorp, Inc.	226,425
16,626	New York Community Bancorp, Inc.	300,266
20,861	TFS Financial Corporation	359,852
		886,543
Tobacco - 0.7%
5,280	Altria Group, Inc.	287,232
3,391	Philip Morris International, Inc.	269,008
4,805	Reynolds American, Inc.	212,717
		768,957
Trading Companies & Distributors - 0.5%
5,867	Fastenal Company	214,791
1,844	United Rentals, Inc. *	110,732
1,284	W.W. Grainger, Inc.	276,073
		601,596

Water Utilities - 0.5%
5,688	American Water Works Company, Inc.	313,295
10,523	Aqua America, Inc.	278,544
		591,839
TOTAL COMMON STOCKS (Cost $117,022,852)		111,296,294

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
63,326	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.16% (a)	63,326
TOTAL SHORT-TERM INVESTMENTS (Cost $63,326)		63,326
TOTAL INVESTMENTS - 99.9% (Cost $117,443,369)		111,677,630
Other Assets in Excess of Liabilities - 0.1%		126,633
NET ASSETS - 100.0%		$111,804,263

* Non-income producing security.
(a) Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:
Cost of investments	$117,443,369
Gross unrealized appreciation	2,143,402
Gross unrealized depreciation	(7,909,141)
Net unrealized appreciation	$(5,765,739)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Schedule of Open Futures Contracts
September 30, 2015 (Unaudited)

Number of Contracts Purchased	Description	Notional Amount	Unrealized Depreciation
1	S&P 500 E-Mini Future, December 2015	$99,290	$(3,855)
			$(3,855)

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
CLOSED-END FUNDS - 1.3%
Capital Markets - 1.3%
82,361	Ares Capital Corporation	$1,192,587
TOTAL CLOSED-END FUNDS (Cost $1,350,040)		1,192,587

COMMON STOCKS - 98.2%
Aerospace & Defense - 1.4%
5,831	Lockheed Martin Corporation	1,208,825

Air Freight & Logistics - 1.1%
9,718	United Parcel Service, Inc.	959,069

Automobiles - 1.9%
68,350	Ford Motor Company	927,510
27,058	General Motors Company	812,281
		1,739,791
Banks - 1.3%
72,580	People's United Financial, Inc.	1,141,683

Beverages - 1.6%
36,635	The Coca-Cola Company	1,469,796

Capital Markets - 2.2%
26,919	Invesco Ltd.	840,680
15,811	T. Rowe Price Group, Inc.	1,098,865
		1,939,545
Chemicals - 2.4%
16,961	EI du Pont de Nemours & Company	817,520
7,261	LyondellBasell Industries NV	605,277
17,573	The Dow Chemical Company	745,095
		2,167,892
Communications Equipment - 1.8%
32,006	Cisco Systems, Inc.	840,157
13,916	QUALCOMM, Inc.	747,707
		1,587,864
Consumer Finance - 0.6%
50,729	Navient Corporation	570,194

Diversified Financial Services - 1.1%
10,731	CME Group, Inc.	995,193

Diversified Telecommunication Services - 0.8%
29,111	CenturyLink, Inc.	731,268

Electric Utilities - 12.2%
18,142	American Electric Power Company, Inc.	1,031,554
14,426	Duke Energy Corporation	1,037,806
14,959	Entergy Corporation	973,831
20,690	Eversource Energy	1,047,328
26,101	Exelon Corporation	775,200
34,601	OGE Energy Corporation	946,683
32,290	Pepco Holdings, Inc.	782,064
17,062	Pinnacle West Capital Corporation	1,094,357
24,958	Southern Company	1,115,623
27,042	Westar Energy, Inc.	1,039,494
29,955	Xcel Energy, Inc.	1,060,706
		10,904,646

Electrical Equipment - 1.9%
15,202	Eaton Corporation PLC	779,863
20,784	Emerson Electric Company	918,029
		1,697,892
Energy Equipment & Services - 1.1%
9,237	Helmerich & Payne, Inc.	436,541
14,747	National Oilwell Varco, Inc.	555,224
		991,765
Food & Staples Retailing - 3.5%
7,555	Costco Wholesale Corporation	1,092,226
26,120	Sysco Corporation	1,017,897
16,307	Wal-Mart Stores, Inc.	1,057,346
		3,167,469
Food Products - 1.9%
23,488	General Mills, Inc.	1,318,381
18,206	Pilgrim's Pride Corporation	378,321
		1,696,702
Health Care Equipment & Supplies - 1.1%
28,630	Baxter International, Inc.	940,496

Hotels, Restaurants & Leisure - 2.5%
12,294	Las Vegas Sands Corporation	466,803
10,763	McDonald's Corporation	1,060,478
10,122	Starwood Hotels & Resorts Worldwide, Inc.	672,911
		2,200,192
Household Products - 1.4%
17,752	Procter & Gamble Company	1,277,079

Insurance - 7.2%
19,435	American Financial Group, Inc.	1,339,266
31,059	Arthur J Gallagher & Company	1,282,115
20,564	Cincinnati Financial Corporation	1,106,343
29,826	CNA Financial Corporation	1,041,822
17,231	MetLife, Inc.	812,442
17,190	Principal Financial Group, Inc.	813,775
		6,395,763
IT Services - 3.2%
6,465	International Business Machines Corporation	937,231
24,873	Paychex, Inc.	1,184,701
42,349	The Western Union Company	777,528
		2,899,460
Machinery - 2.7%
11,239	Caterpillar, Inc.	734,581
11,643	Deere & Company	861,582
15,112	PACCAR, Inc.	788,393
		2,384,556
Media - 2.0%
17,344	Omnicom Group, Inc.	1,142,970
28,110	TEGNA, Inc.	629,383
		1,772,353
Metals & Mining - 0.7%
17,246	Nucor Corporation	647,587

Multiline Retail - 0.6%
12,497	Kohl's Corporation	578,736

Multi-Utilities - 13.2%
17,746	Alliant Energy Corporation	1,037,963
24,617	Ameren Corporation	1,040,561
48,418	CenterPoint Energy, Inc.	873,461
27,411	CMS Energy Corporation	968,156
16,588	Consolidated Edison, Inc.	1,108,908
15,572	Dominion Resources, Inc.	1,095,957
12,599	DTE Energy Company	1,012,582
19,614	PG&E Corporation	1,035,619
21,810	Public Service Enterprise Group, Inc.	919,510
17,898	SCANA Corporation	1,006,941
27,599	TECO Energy, Inc.	724,750
19,009	WEC Energy Group, Inc.	992,650
		11,817,058
Oil, Gas & Consumable Fuels - 5.2%
10,091	Chevron Corporation	795,978
12,695	Exxon Mobil Corporation	943,873
31,263	Kinder Morgan, Inc.	865,360
14,596	ONEOK, Inc.	469,991
22,602	Plains GP Holdings LP	395,535
29,190	Spectra Energy Corporation	766,821
10,416	Williams Companies, Inc.	383,830
		4,621,388
Paper & Forest Products - 0.9%
20,355	International Paper Company	769,216

Pharmaceuticals - 3.5%
12,399	Johnson & Johnson	1,157,446
17,238	Merck & Company, Inc.	851,385
34,729	Pfizer, Inc.	1,090,838
		3,099,669
Road & Rail - 1.0%
11,263	Norfolk Southern Corporation	860,493

Semiconductors & Semiconductor Equipment - 6.0%
11,369	Analog Devices, Inc.	641,325
26,022	Intel Corporation	784,303
14,682	KLA-Tencor Corporation	734,100
20,645	Linear Technology Corporation	833,026
18,424	Microchip Technology, Inc.	793,890
16,284	Texas Instruments, Inc.	806,384
18,968	Xilinx, Inc.	804,243
		5,397,271

Software - 1.8%
33,649	CA, Inc.	918,618
36,709	Symantec Corporation	714,724
		1,633,342
Specialty Retail - 2.2%
14,347	Best Buy Company, Inc.	532,561
13,860	GameStop Corporation	571,170
9,520	L Brands, Inc.	858,038
		1,961,769
Technology Hardware, Storage & Peripherals - 0.7%
13,045	Seagate Technology PLC	584,416

Textiles, Apparel & Luxury Goods - 0.8%
23,647	Coach, Inc.	684,108

Thrifts & Mortgage Finance - 1.3%
62,351	New York Community Bancorp, Inc.	1,126,059

Tobacco - 3.4%
19,799	Altria Group, Inc.	1,077,066
12,715	Philip Morris International, Inc.	1,008,681
21,500	Reynolds American, Inc.	951,805
		3,037,552
TOTAL COMMON STOCKS (Cost $93,091,629)		87,658,157

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
237,380	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.16% (a)	237,380
TOTAL SHORT-TERM INVESTMENTS - 0.3% (Cost $237,380)		237,380
TOTAL INVESTMENTS - 99.8% (Cost $94,679,049)		89,088,124
Other Assets in Excess of Liabilities - 0.2%		176,420
NET ASSETS - 100.0%		$89,264,544

(a) Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:
Cost of investments	$94,679,049
Gross unrealized appreciation	1,276,549
Gross unrealized depreciation	(6,867,474)
Net unrealized appreciation	$(5,590,925)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP U.S. Income 100 Enhanced Volatility Weighted Index ETF
Schedule of Open Futures Contracts
September 30, 2015 (Unaudited)

Number of Contracts Purchased	Description	Notional Amount	Unrealized Depreciation
3	S&P 500 E-Mini Future, December 2015	$290,758	$(4,453)
			$(4,453)

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
CLOSED-END FUNDS - 1.3%
Capital Markets - 1.3%
7,318	Golub Capital BDC, Inc.	$116,942
3,050	Main Street Capital Corporation	81,313
10,371	Prospect Capital Corporation	73,945
5,370	TPG Specialty Lending, Inc.	88,229
TOTAL CLOSED-END FUNDS (Cost $390,999)		360,429

COMMON STOCKS - 98.4%
Aerospace & Defense - 0.7%
726	Astronics Corporation *	29,352
1,227	Moog, Inc. *	66,344
860	National Presto Industries, Inc.	72,463
1,307	TASER International, Inc. *	28,787
		196,946
Air Freight & Logistics - 0.7%
6,463	Air Transport Services Group, Inc. *	55,259
1,165	Atlas Air Worldwide Holdings, Inc. *	40,262
1,505	Forward Air Corporation	62,443
1,471	Hub Group, Inc. *	53,559
		211,523
Airlines - 0.1%
1,185	Hawaiian Holdings, Inc. *	29,246

Auto Components - 1.8%
3,019	American Axle & Manufacturing Holdings, Inc. *	60,199
1,347	Cooper Tire & Rubber Company	53,220
3,545	Dana Holding Corporation	56,295
1,334	Dorman Products, Inc. *	67,887
1,183	Drew Industries, Inc.	64,604
1,021	Gentherm, Inc. *	45,863
1,222	Motorcar Parts of America, Inc. *	38,297
1,527	Standard Motor Products, Inc.	53,262
1,366	Tenneco, Inc. *	61,156
		500,783
Automobiles - 0.3%
1,423	Thor Industries, Inc.	73,711

Banks - 14.7%
2,228	1st Source Corporation	68,622
2,521	Ameris Bancorp.	72,479
3,845	Associated Banc-Corp.	69,095
1,210	BancFirst Corporation	76,351
2,502	BancorpSouth, Inc.	59,473
1,387	Bank of Hawaii Corporation	88,061
1,518	Banner Corporation	72,515
4,341	BBCN Bancorp, Inc.	65,202
3,263	Berkshire Hills Bancorp., Inc.	89,863
3,389	BNC Bancorp.	75,337
4,659	Boston Private Financial Holdings, Inc.	54,510
2,313	Capital Bank Financial Corporation *	69,922
2,129	Cathay General Bancorp.	63,785
2,404	Chemical Financial Corporation	77,769
2,274	Columbia Banking Systems, Inc.	70,972
2,212	Community Bank Systems, Inc.	82,220
4,225	CVB Financial Corporation	70,558
1,900	Eagle Bancorp., Inc. *	86,450
3,611	First Financial Bancorp.	68,898
2,016	First Financial Bankshares, Inc.	64,068

2,731	First Interstate BancSystem, Inc.	76,031
3,129	First Merchants Corporation	82,042
4,115	First Midwest Bancorp., Inc.	72,177
5,709	FNB Corporation	73,932
6,691	Fulton Financial Corporation	80,961
2,288	Glacier Bancorp, Inc.	60,380
1,888	Hancock Holdings Company	51,070
3,178	Hilltop Holdings, Inc. *	62,956
1,723	Home BancShares, Inc.	69,782
1,037	IBERIABANK Corporation	60,364
1,585	Independent Bank Corporation	73,069
2,287	International Bancshares Corporation	57,244
1,709	LegacyTexas Financial Group, Inc.	52,090
1,959	MB Financial, Inc.	63,942
4,880	National Penn Bancshares, Inc.	57,340
2,845	NBT Bancorp, Inc.	76,644
5,013	Old National Bancorp.	69,831
1,681	Opus Bank	64,281
922	Park National Corporation	83,183
1,280	Pinnacle Financial Partners, Inc.	63,245
1,606	PrivateBancorp., Inc.	61,558
2,534	Renasant Corporation	83,242
2,331	S&T Bancorp., Inc.	76,037
1,912	ServisFirst Bancshares, Inc.	79,405
1,567	Simmons First National Corporation	75,106
994	South State Corporation	76,409
4,844	Talmer Bancorp., Inc.	80,653
4,453	TCF Financial Corporation	67,507
1,007	Texas Capital BancShares, Inc. *	52,787
3,911	Towne Bank	73,722
3,137	Trustmark Corporation	72,684
1,256	UMB Financial Corporation	63,817
2,879	Union Bankshares Corporation	69,096
1,884	United Bankshares, Inc.	71,573
3,514	United Community Banks, Inc.	71,826
9,621	Valley National Bancorp.	94,671
2,408	WesBanco, Inc.	75,732
1,620	Westamerica Bancorp.	71,993
1,521	Wintrust Financial Corporation	81,267
		4,195,799
Beverages - 0.4%
258	Boston Beer Company, Inc. *	54,337
323	Coca-Cola Bottling Company Consolidated	62,462
		116,799
Biotechnology - 0.5%
964	Insys Therapeutics, Inc. *	27,435
380	Ligand Pharmaceuticals, Inc. *	32,547
1,119	Myriad Genetics, Inc. *	41,940
10,492	PDL BioPharma, Inc.	52,775
		154,697
Building Products - 1.5%
2,994	AAON, Inc.	58,024
683	American Woodmark Corporation *	44,306
823	Apogee Enterprises, Inc.	36,747
3,837	Griffon Corporation	60,510
1,062	Patrick Industries, Inc. *	41,938
2,604	PGT, Inc. *	31,977
2,333	Simpson Manufacturing Company, Inc.	78,132
1,054	Trex Company, Inc. *	35,130
890	Universal Forest Products, Inc.	51,335
		438,099

Capital Markets - 1.7%
2,384	Cohen & Steers, Inc.	65,441
1,267	Evercore Partners, Inc.	63,654
1,416	Financial Engines, Inc.	41,729
934	Gamco Investors, Inc.	51,277
1,781	Greenhill & Company, Inc.	50,705
1,452	HFF, Inc.	49,020
3,660	Janus Capital Group, Inc.	49,776
4,062	Manning & Napier, Inc.	29,896
386	Virtus Investment Partners, Inc.	38,793
1,806	WisdomTree Investments, Inc.	29,131
		469,422
Chemicals - 2.3%
861	Balchem Corporation	52,323
3,669	Calgon Carbon Corporation	57,163
2,018	Chemtura Corporation *	57,755
4,247	Ferro Corporation *	46,505
2,145	HB Fuller Company	72,801
1,407	Innophos Holdings, Inc.	55,774
1,437	Innospec, Inc.	66,835
899	Minerals Technologies, Inc.	43,296
2,464	Olin Corporation	41,420
667	Quaker Chemical Corporation	51,412
1,191	Sensient Technologies Corporation	73,008
1,202	Stepan Company	50,015
		668,307
Commercial Banks - 0.5%
313	First Citizens Bancshares, Inc.	70,738
3,708	FirstMerit Corporation	65,520
		136,258
Commercial Services & Supplies - 3.6%
2,974	ABM Industries, Inc.	81,220
1,120	Deluxe Corporation	62,429
1,166	G&K Services, Inc.	77,679
2,674	Herman Miller, Inc.	77,118
1,190	HNI Corporation	51,051
2,759	Knoll, Inc.	60,643
1,607	Matthews International Corporation	78,695
2,557	McGrath RentCorp	68,246
1,073	MSA Safety, Inc.	42,888
805	Multi-Color Corporation	61,575
3,903	Steelcase, Inc.	71,854
1,533	Team, Inc. *	49,240
2,724	Tetra Tech, Inc.	66,220
740	UniFirst Corporation	79,039
1,191	US Ecology, Inc.	51,987
2,005	West Corporation	44,912
		1,024,796
Communications Equipment - 1.1%
3,634	ADTRAN, Inc.	53,057
2,336	CalAmp Corporation *	37,586
1,714	Infinera Corporation *	33,526
1,302	InterDigital, Inc.	65,881
1,278	Plantronics, Inc.	64,986
5,596	Polycom, Inc. *	58,646
		313,682
Construction & Engineering - 1.1%
1,129	Argan, Inc.	39,154
1,680	Comfort Systems USA, Inc.	45,797
457	Dycom Industries, Inc. *	33,068

1,684	EMCOR Group, Inc.	74,517
2,107	MYR Group, Inc. *	55,203
2,034	Primoris Services Corporation	36,429
2,152	Tutor Perini Corporation *	35,422
		319,590
Consumer Finance - 0.9%
1,668	Encore Capital Group, Inc. *	61,716
1,511	First Cash Financial Services, Inc. *	60,531
1,868	Nelnet, Inc.	64,651
1,162	PRA Group, Inc. *	61,493
		248,391
Containers & Packaging - 0.2%
1,377	Greif, Inc.	43,940

Distributors - 0.2%
842	Core-Mark Holding Company, Inc.	55,109

Diversified Consumer Services - 0.7%
1,056	Capella Education Company	52,293
1,391	DeVry Education Group, Inc.	37,849
1,840	Grand Canyon Education, Inc. *	69,902
693	Strayer Education, Inc. *	38,094
		198,138
Diversified Telecommunication Services - 0.4%
1,676	Inteliquent, Inc.	37,425
7,080	Iridium Communications, Inc. *	43,542
7,187	Vonage Holdings Corporation *	42,260
		123,227
Electric Utilities - 2.1%
1,629	ALLETE, Inc.	82,248
2,172	El Paso Electric Company	79,973
1,311	IdaCorp, Inc.	84,835
1,831	MGE Energy, Inc.	75,419
2,641	Otter Tail Corporation	68,825
2,723	PNM Resources, Inc.	76,380
3,267	The Empire District Electric Company	71,972
1,101	UIL Holdings Corporation	55,347
		594,999
Electrical Equipment - 1.2%
1,172	AZZ, Inc.	57,065
1,359	Encore Wire Corporation	44,399
1,255	EnerSys	67,243
2,396	Franklin Electric Company, Inc.	65,243
1,528	Generac Holdings, Inc. *	45,977
2,850	Thermon Group Holdings, Inc. *	58,567
		338,494
Electronic Equipment, Instruments & Components - 4.4%
1,056	Anixter International, Inc. *	61,016
4,760	AVX Corporation	62,308
1,125	Badger Meter, Inc.	65,317
3,520	Benchmark Electronics, Inc. *	76,595
1,005	Coherent, Inc. *	54,974
4,055	CTS Corporation	75,058
931	FARO Technologies, Inc. *	32,585
3,005	II-VI, Inc. *	48,320
2,270	Insight Enterprises, Inc. *	58,680
717	Littelfuse, Inc.	65,355
1,028	Methode Electronics, Inc.	32,793
1,202	MTS Systems Corporation	72,252
3,995	Newport Corporation *	54,931
1,030	OSI Systems, Inc. *	79,269
1,760	Plexus Corporation *	67,901
2,159	Rofin-Sinar Technologies, Inc. *	55,983

1,041	Rogers Corporation *	55,360
2,308	Sanmina Corporation *	49,322
1,446	ScanSource, Inc. *	51,275
733	Tech Data Corporation *	50,211
7,200	Vishay Intertechnology, Inc.	69,768
		1,239,273
Energy Equipment & Services - 0.5%
1,863	Atwood Oceanics, Inc.	27,591
707	Dril-Quip, Inc. *	41,161
2,132	Forum Energy Technologies, Inc. *	26,032
1,554	Hornbeck Offshore Services, Inc. *	21,026
1,373	US Silica Holdings, Inc.	19,345
		135,155
Food & Staples Retailing - 1.5%
682	Ingles Markets, Inc.	32,620
703	PriceSmart, Inc.	54,370
2,835	Smart & Final Stores, Inc. *	44,538
2,333	SpartanNash Company	60,308
5,868	SUPERVALU, Inc. *	42,132
1,281	The Andersons, Inc.	43,631
1,574	The Fresh Market, Inc. *	35,557
920	United Natural Foods, Inc. *	44,629
1,539	Weis Markets, Inc.	64,253
		422,038
Food Products - 1.6%
682	Cal-Maine Foods, Inc.	37,244
532	J&J Snack Foods Corporation	60,467
856	John B Sanfilippo & Son, Inc.	43,878
942	Lancaster Colony Corporation	91,826
779	Sanderson Farms, Inc.	53,416
2,453	Snyder's-Lance, Inc.	82,740
2,306	Tootsie Roll Industries, Inc.	72,155
		441,726
Gas Utilities - 0.8%
1,124	Chesapeake Utilities Corporation	59,662
1,805	ONE Gas, Inc.	81,821
1,464	Southwest Gas Corporation	85,380
		226,863
Health Care Equipment & Supplies - 3.6%
999	Abaxis, Inc.	43,946
869	Analogic Corporation	71,293
183	Atrion Corporation	68,618
1,163	Cantel Medical Corporation	65,942
1,316	CONMED Corporation	62,826
823	Cyberonics, Inc. *	50,022
2,762	Globus Medical, Inc. *	57,063
1,015	Greatbatch, Inc. *	57,266
1,754	Hill-Rom Holdings, Inc.	91,190
460	ICU Medical, Inc. *	50,370
693	Inogen, Inc. *	33,645
1,083	Integra LifeSciences Holdings Corporation *	64,493
1,341	Masimo Corporation *	51,709
4,075	Meridian Bioscience, Inc.	69,682
2,216	Merit Medical Systems, Inc. *	52,985
1,396	Natus Medical, Inc. *	55,072
897	Neogen Corporation *	40,356
1,252	Vascular Solutions, Inc. *	40,577
		1,027,055
Health Care Providers & Services - 2.6%
1,991	Aceto Corporation	54,653
1,183	Air Methods Corporation *	40,329

1,304	AMN Healthcare Services, Inc. *	39,133
584	Chemed Corporation	77,947
1,708	CorVel Corporation *	55,168
3,184	Hanger, Inc. *	43,430
1,333	HealthEquity, Inc. *	39,390
446	IPC Healthcare, Inc. *	34,650
842	LHC Group, Inc. *	37,696
937	Magellan Health, Inc. *	51,938
2,636	Owens & Minor, Inc.	84,194
833	Providence Service Corporation *	36,302
3,980	Select Medical Holdings Corporation	42,944
1,269	The Ensign Group, Inc.	54,097
1,265	US Physical Therapy, Inc.	56,786
		748,657
Health Care Technology - 0.5%
2,028	HealthStream, Inc. *	44,231
1,802	Omnicell, Inc. *	56,042
3,390	Quality Systems, Inc.	42,307
		142,580
Hotels, Restaurants & Leisure - 3.2%
159	Biglari Holdings, Inc. *	58,153
1,148	BJ's Restaurants, Inc. *	49,399
1,524	Choice Hotels International, Inc.	72,619
4,380	Denny's Corporation *	48,311
933	Fiesta Restaurant Group, Inc. *	42,330
3,537	Interval Leisure Group, Inc.	64,939
785	Jack In The Box, Inc,	60,476
2,850	Krispy Kreme Doughnuts, Inc. *	41,696
872	Marriott Vacations Worldwide Corporation	59,418
955	Papa John's International, Inc.	65,398
1,022	Popeyes Louisiana Kitchen, Inc. *	57,600
568	Red Robin Gourmet Burgers, Inc. *	43,020
1,604	Sonic Corporation	36,812
1,900	Texas Roadhouse, Inc.	70,680
1,380	The Cheesecake Factory, Inc.	74,465
6,860	Wendy's Company	59,339
		904,655
Household Durables - 2.9%
711	Cavco Industries, Inc. *	48,412
1,630	Ethan Allen Interiors, Inc.	43,048
1,545	Installed Building Products, Inc. *	39,057
1,891	iRobot Corporation *	55,104
2,675	KB Home	36,246
2,513	La-Z-Boy, Inc.	66,745
2,346	M/I Homes, Inc. *	55,319
2,217	MDC Holdings, Inc.	58,041
1,165	Meritage Homes Corporation *	42,546
1,135	Ryland Group, Inc.	46,342
6,139	Standard Pacific Corporation *	49,112
2,404	Taylor Morrison Home Corporation *	44,859
3,907	TRI Pointe Homes, Inc. *	51,143
1,078	Tupperware Brands Corporation	53,350
1,261	Universal Electronics, Inc. *	53,000
2,177	WCI Communities, Inc. *	49,265
1,866	William Lyon Homes *	38,440
		830,029
Household Products - 0.3%
850	WD-40 Company	75,710

Independent Power Producers & Energy Traders - 0.2%
1,548	Ormat Technologies, Inc.	52,678

Industrial Conglomerates - 0.2%
2,744	Raven Industries, Inc.	46,511

Insurance - 3.8%
2,313	American Equity Investment Life Holding Company	53,916
711	American National Insurance Company	69,422
1,469	AMERISAFE, Inc.	73,053
1,197	FBL Financial Group, Inc.	73,639
2,296	Horace Mann Educators Corporation	76,273
1,044	Infinity Property & Casualty Corporation	84,084
2,252	Kemper Corporation	79,653
4,369	MBIA, Inc. *	26,564
3,438	National General Holdings Corporation	66,319
1,193	Navigators Group, Inc. *	93,030
1,423	Primerica, Inc.	64,135
2,499	ProAssurance Corporation	122,626
1,350	RLI Corporation	72,265
2,562	Selective Insurance Group, Inc.	79,576
1,520	Universal Insurance Holdings, Inc.	44,901
		1,079,456
Internet & Catalog Retail - 0.4%
1,820	FTD Companies, Inc. *	54,236
1,285	Lands' End, Inc. *	34,708
1,299	Nutrisystem, Inc.	34,449
		123,393
Internet Software & Services - 1.2%
1,401	Constant Contact, Inc. *	33,960
796	Envestnet, Inc. *	23,856
1,609	GrubHub, Inc. *	39,163
776	LogMeIn, Inc. *	52,892
2,661	NIC, Inc.	47,126
823	Shutterstock, Inc. *	24,888
905	SPS Commerce, Inc. *	61,441
1,513	WebMD Health Corporation *	60,278
		343,604
IT Services - 2.8%
1,177	Blackhawk Network Holdings, Inc. *	49,893
1,115	CACI International, Inc. *	82,477
1,748	Cardtronics, Inc. *	57,160
3,149	Convergys Corporation	72,773
2,339	CSG Systems International, Inc.	72,041
1,797	ExlService Holdings, Inc. *	66,363
2,674	ManTech International Corporation	68,722
1,610	NeuStar, Inc. *	43,808
2,879	Perficient, Inc. *	44,423
1,346	Science Applications International Corporation	54,123
2,731	Sykes Enterprises, Inc. *	69,640
2,390	TeleTech Holdings, Inc.	64,028
1,260	Virtusa Corporation *	64,651
		810,102
Leisure Products - 0.1%
2,192	Smith & Wesson Holdings Corporation *	36,979

Life Sciences Tools & Services - 0.2%
698	Cambrex Corporation *	27,697
2,444	Luminex Corporation *	41,328
		69,025
Machinery - 5.5%
1,035	Alamo Group, Inc.	48,386
2,792	Altra Industrial Motion Corporation	64,551
1,061	American Railcar Industries, Inc.	38,366
1,616	Astec Industries, Inc.	54,152
1,982	Barnes Group, Inc.	71,451
1,332	Chart Industries, Inc. *	25,588

1,246	CIRCOR International, Inc.	49,989
1,569	CLARCOR, Inc.	74,810
2,166	ESCO Technologies, Inc.	77,759
4,159	Federal Signal Corporation	57,020
899	Greenbrier Companies, Inc.	28,867
2,403	Hillenbrand, Inc.	62,502
1,040	Hyster-Yale Materials Handling, Inc.	60,143
1,569	John Bean Technologies Corporation	60,014
2,592	Joy Global, Inc.	38,699
825	Lindsay Corporation	55,927
3,718	Meritor, Inc. *	39,522
2,489	Mueller Industries, Inc.	73,625
686	Proto Labs, Inc. *	45,962
849	RBC Bearings, Inc. *	50,711
3,318	Rexnord Corporation *	56,340
861	Standex International Corporation	64,876
2,215	Sun Hydraulics Corporation	60,846
1,311	Tennant Company	73,652
1,637	Terex Corporation	29,368
2,188	TriMas Corporation *	35,774
766	Valmont Industries, Inc.	72,686
4,299	Wabash National Corporation *	45,526
1,398	Woodward, Inc.	56,899
		1,574,011
Marine - 0.2%
1,577	Matson, Inc.	60,699

Media - 1.3%
1,931	AMC Entertainment Holdings, Inc.	48,642
5,429	Entravision Communications Corporation	36,048
3,205	Gray Television, Inc. *	40,896
1,323	Meredith Corporation	56,333
1,336	Nexstar Broadcasting Group, Inc.	63,260
3,714	Regal Entertainment Group	69,415
2,148	Sinclair Broadcast Group, Inc.	54,387
		368,981
Metals & Mining - 0.5%
3,278	Commercial Metals Company	44,417
3,002	Globe Specialty Metals, Inc.	36,414
1,590	Materion Corporation	47,732
		128,563
Multi-Utilities - 0.6%
2,551	Avista Corporation	84,821
1,624	NorthWestern Corporation	87,420
		172,241
Oil, Gas & Consumable Fuels - 0.2%
1,603	World Fuel Services Corporation	57,387

Paper & Forest Products - 1.3%
1,551	Boise Cascade Company *	39,116
1,364	Deltic Timber Corporation	81,581
2,702	KapStone Paper & Packaging Corporation	44,610
1,269	Neenah Paper, Inc.	73,957
4,069	PH Glatfelter Company	70,068
1,920	Schweitzer-Mauduit International, Inc.	66,010
		375,342
Personal Products - 0.4%
1,945	Inter Parfums, Inc.	48,255
802	Nu Skin Enterprises, Inc.	33,107
203	USANA Health Sciences, Inc. *	27,208
		108,570
Pharmaceuticals - 0.4%
639	Lannet Company, Inc. *	26,531
1,260	Prestige Brands Holdings, Inc. *	56,902
914	Sucampo Pharmaceuticals, Inc. *	18,161
1,676	Supernus Pharmaceuticals, Inc. *	23,514
		125,108

Professional Services - 2.2%
1,631	Exponent, Inc.	72,677
1,404	FTI Consulting, Inc. *	58,280
697	Huron Consulting Group, Inc. *	43,583
1,763	ICF International, Inc. *	53,578
1,119	Insperity, Inc.	49,158
1,713	Kforce, Inc.	45,018
2,030	Korn/Ferry International	67,132
1,418	On Assignment, Inc. *	52,324
3,807	Resources Connection, Inc.	57,372
3,996	RPX Corporation *	54,825
1,718	TrueBlue, Inc. *	38,603
857	WageWorks, Inc. *	38,634
		631,184
Real Estate Management & Development - 0.4%
1,943	Alexander & Baldwin, Inc.	66,703
868	Marcus & Millichap, Inc. *	39,920
		106,623
Road & Rail - 1.8%
1,564	ArcBest Corporation	40,304
1,696	Con-way, Inc.	80,475
3,237	Heartland Express, Inc.	64,546
1,883	Knight Transportation, Inc.	45,192
1,172	Landstar System, Inc.	74,387
2,669	Marten Transport Ltd.	43,158
2,169	Roadrunner Transportation Systems, Inc. *	39,910
1,310	Saia, Inc. *	40,544
2,466	Swift Transportation Company *	37,039
2,286	Werner Enterprises, Inc.	57,379
		522,934
Semiconductors & Semiconductor Equipment - 2.7%
398	Ambarella, Inc. *	23,000
5,590	Amkor Technology, Inc. *	25,099
1,659	Cabot Microelectronics Corporation *	64,270
1,306	Cirrus Logic, Inc. *	41,152
2,695	Diodes, Inc. *	57,592
2,002	Integrated Device Technology, Inc. *	40,641
2,267	MKS Instrument, Inc.	76,012
1,233	Monolithic Power Systems, Inc.	63,130
2,806	OmniVision Technologies, Inc. *	73,686
6,671	Photronics, Inc. *	60,439
1,445	Power Integrations, Inc.	60,936
3,781	Rambus, Inc. *	44,616
1,199	Silicon Laboratories, Inc. *	49,806
643	Synaptics, Inc. *	53,022
1,423	Tessera Technologies, Inc.	46,119
		779,520
Software - 1.7%
1,131	Blackbaud, Inc.	63,472
1,267	Ebix, Inc.	31,624
531	Ellie Mae, Inc. *	35,349
592	ePlus, Inc. *	46,809
739	Fair Isaac Corporation	62,445
2,389	Monotype Imaging Holdings, Inc.	52,128
1,947	Pegasystems, Inc.	47,916
769	Qualys, Inc. *	21,886
1,055	Synchronoss Technologies, Inc. *	34,604
7,812	TiVo, Inc. *	67,652
1,594	VASCO Data Security International, Inc. *	27,162
		491,047

Specialty Retail - 4.6%
1,388	Aaron's, Inc.	50,121
761	Asbury Automotive Group, Inc. *	61,755
3,722	Ascena Retail Group, Inc. *	51,773
1,632	Caleres, Inc.	49,825
2,180	CST Brands, Inc.	73,379
1,971	DSW, Inc.	49,886
2,057	Express, Inc. *	36,758
1,706	Finish Line, Inc.	32,926
1,203	Five Below, Inc. *	40,397
1,098	Genesco, Inc. *	62,663
727	Group 1 Automotive, Inc.	61,904
2,017	Guess?, Inc.	43,083
1,555	Hibbett Sports, Inc. *	54,440
539	Lithia Motors, Inc.	58,271
892	Mattress Firm Holding Corporation *	37,250
1,195	Monro Muffler Brake, Inc.	80,722
1,221	Murphy USA, Inc. *	67,094
3,430	Pier 1 Imports, Inc.	23,667
1,563	Rent-A-Center, Inc.	37,903
2,149	Select Comfort Corporation *	47,020
3,211	Sonic Automotive, Inc.	65,569
1,411	The Buckle, Inc.	52,165
1,784	The Cato Corporation	60,709
2,418	Tile Shop Holdings, Inc. *	28,968
1,533	Vitamin Shoppe, Inc. *	50,037
1,654	Zumiez, Inc. *	25,852
		1,304,137
Technology Hardware, Storage & Peripherals - 0.5%
1,597	Electronics For Imaging, Inc. *	69,118
3,240	QLogic Corporation *	33,210
1,439	Super Micro Computer, Inc. *	39,227
		141,555
Textiles, Apparel & Luxury Goods - 0.9%
824	Fossil Group, Inc. *	46,045
2,305	Iconix Brand Group, Inc. *	31,164
1,321	Movado Group, Inc.	34,121
1,488	Steven Madden Ltd. *	54,491
2,450	Tumi Holdings, Inc. *	43,169
2,319	Wolverine World Wide, Inc.	50,183
		259,173
Thrifts & Mortgage Finance - 2.6%
4,871	Astoria Financial Corporation	78,423
8,614	Beneficial Bancorp, Inc. *	114,222
561	BofI Holding, Inc. *	72,274
9,401	Capitol Federal Financial, Inc.	113,940
4,594	EverBank Financial Corporation	88,664
8,001	Northwest Bancshares, Inc.	104,013
4,304	Provident Financial Services, Inc.	83,928
3,427	Washington Federal, Inc.	77,964
		733,428
Tobacco - 0.3%
4,120	Vector Group Ltd.	93,153

Trading Companies & Distributors - 1.7%
2,671	Aircastle Ltd.	55,049
1,680	Applied Industrial Technologies, Inc.	64,092
1,325	GATX Corporation	58,499
1,261	H&E Equipment Services, Inc.	21,084
2,695	Kaman Corporation	96,616
2,582	MRC Global, Inc. *	28,789
2,371	Rush Enterprises, Inc. *	57,378
2,439	TAL International Group, Inc.	33,341
1,199	Wesco International, Inc. *	55,718
		470,566
Transportation Infrastructure - 0.2%
4,538	Wesco Aircraft Holdings, Inc. *	55,364

Water Utilities - 0.7%
1,770	American States Water Company	73,278
2,945	California Water Service Group	65,144
2,107	SJW Corporation	64,790
		203,212
Wireless Telecommunication Services - 0.2%
1,038	Shenandoah Telecommunications Company	44,437
TOTAL COMMON STOCKS (Cost $29,483,492)		28,014,680

Short-Term Investments - 0.2%
MONEY MARKET FUNDS - 0.2%
47,204	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.16% (a)	47,204
TOTAL SHORT-TERM INVESTMENTS - 0.2% (Cost $47,204)		47,204
TOTAL INVESTMENTS - 99.9% (Cost $29,921,695)		28,422,313
Other Assets in Excess of Liabilities - 0.1%		41,259
NET ASSETS - 100.0%		$28,463,572

* Non-income producing security.
(a) Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:
Cost of investments	$29,921,695
Gross unrealized appreciation	588,286
Gross unrealized depreciation	(2,087,668)
Net unrealized appreciation	$(1,499,382)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Schedule of Open Futures Contracts
September 30, 2015 (Unaudited)

Number of Contracts Purchased	Description	Notional Amount	Unrealized Depreciation
1	Russell 2000 Mini Future, December 2015	$109,590	$(7,994)
			$(7,994)

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.5%
Australia - 4.4%
6,601	Amcor Ltd.	$61,020
14,130	AMP Ltd.	55,143
17,152	Aurizon Holdings Ltd.	60,315
3,174	Australia & New Zealand Banking Group Ltd.	60,330
9,673	Brambles Ltd.	66,130
1,317	Commonwealth Bank of Australia	67,223
996	CSL Ltd.	62,359
16,105	Insurance Australia Group Ltd.	54,712
1,114	Macquarie Group Ltd.	59,942
3,208	National Australia Bank Ltd.	67,506
4,659	Newcrest Mining Ltd. *	41,531
7,090	Oil Search Ltd.	35,681
5,757	QBE Insurance Group Ltd.	52,087
1,384	Ramsay Health Care Ltd.	56,800
8,289	Suncorp Group Ltd.	70,922
20,613	Telstra Corporation Ltd.	81,167
2,770	Wesfarmers Ltd.	76,252
2,836	Westpac Banking Corporation	59,121
2,313	Woodside Petroleum Ltd.	46,968
2,921	Woolworths Ltd.	50,928
		1,186,137
Austria - 0.1%
1,151	Voestalpine AG	39,484

Belgium - 2.1%
2,048	Ageas	83,997
491	Anheuser-Busch InBev NV	52,078
1,456	Colruyt SA	70,007
982	Groupe Bruxelles Lambert SA	73,968
863	KBC Groep NV	54,359
1,659	Proximus	57,208
508	Solvay SA	51,780
1,134	Telenet Group Holding NV *	64,966
660	UCB SA	51,514
		559,877
Bermuda - 0.8%
8,500	Hongkong Land Holdings Ltd.	56,185
1,700	Jardine Matheson Holdings Ltd.	80,325
3,400	Jardine Strategic Holdings Ltd.	91,256
		227,766
Canada - 9.8%
1,700	Alimentation Couche-Tard, Inc.	78,178
1,700	Bank Of Montreal	92,713
1,700	Bank Of Nova Scotia	74,943

1,700	BCE, Inc.	69,580
2,550	Brookfield Asset Management, Inc.	80,236
1,700	Canadian National Railway Company	96,535
3,400	Canadian Utilities Ltd.	92,000
1,700	CGI Group, Inc. *	61,592
5,100	Empire Company Ltd.	104,904
3,400	Fortis, Inc.	97,248
1,700	Franco-Nevada Corporation	74,917
3,400	Gildan Activewear, Inc.	102,624
3,400	Great-West Lifeco, Inc.	81,452
1,700	Imperial Oil Ltd.	53,860
3,400	Inter Pipeline Ltd.	62,726
1,700	Loblaw Companies Ltd.	87,529
784	Lululemon Athletica, Inc. *	39,710
1,700	Magna International, Inc.	81,541
5,100	Manulife Financial Corporation	78,879
3,400	Metro, Inc.	92,637
1,700	National Bank Of Canada	54,268
3,400	Pembina Pipeline Corporation	81,809
3,400	Potash Corporation of Saskatchewan, Inc.	69,885
3,400	Power Corporation of Canada	70,497
3,400	Power Financial Corporation	77,962
1,700	Rogers Communications, Inc.	58,573
1,700	Royal Bank Of Canada	94,000
3,400	Saputo, Inc.	74,650
5,100	Shaw Communications, Inc.	98,752
3,400	Sun Life Financial, Inc.	109,656
3,400	TELUS Corporation	107,134
1,700	Toronto-Dominion Bank	67,006
1,700	TransCanada Corporation	53,758
		2,621,754
Cayman Islands - 0.1%
59,500	WH Group Ltd. *	29,481

Denmark - 1.6%
17	A.P. Moeller - Maersk A/S	26,147
1,151	Chr Hansen Holding A/S	64,296
694	Coloplast A/S	49,129
1,862	DSV A/S	69,518
1,710	ISS A/S	56,724
829	Novo Nordisk A/S	44,471
1,100	Novozymes A/S	47,922
355	Pandora A/S	41,415
728	Vestas Wind System A/S	37,788
		437,410
Finland - 1.1%
3,131	Fortum OYJ	46,286
1,269	Kone OYJ	48,212
6,584	Nokia OYJ	44,914
1,354	Sampo Oyj	65,481
2,810	UPM-Kymmene OYJ	42,075
1,371	Wartsila OYJ Abp	54,339
		301,307

France - 9.3%
1,066	Accor SA	49,743
575	Aeroports de Paris	65,118
491	Air Liquide SA	57,964
745	Atos SE	57,057
2,048	AXA SA	49,511
728	BNP Paribas SA	42,675
8,937	Bollore SA	43,440
2,776	Bureau Veritas SA	58,425
592	Cap Gemini SA	52,669
1,794	Carrefour SA	53,002
880	Casino Guichard Perrachon SA	46,708
288	Christian Dior SE	53,759
1,117	Cie de Saint-Gobain	48,316
609	Cie Generale des Etablissements Michelin	55,406
4,079	CNP Assurances	56,563
3,334	Credit Agricole SA	38,204
1,049	Danone SA	66,133
846	Dassault Systemes	62,391
762	Eiffage SA	47,086
2,843	Electricite de France SA	50,082
423	Essilor International SA	51,473
2,217	Eutelsat Communications SA	67,878
4,976	Groupe Eurotunnel SE	67,668
152	Hermes International	55,200
220	Iliad SA	44,372
389	Ingenico Group	46,857
1,642	JCDecaux SA	59,438
305	Kering	49,758
999	Legrand SA	52,951
305	L'Oreal SA	52,842
288	LVMH Moet Hennessy Louis Vuitton SE	48,980
7,380	Natixis SA	40,729
2,708	Orange SA	40,911
508	Pernod Ricard SA	51,190
829	Publicis Groupe SA	56,488
457	Renault SA	32,682
525	Sanofi	49,800
863	Schneider Electric SE	48,226
372	Societe BIC SA	57,696
965	Societe Generale SA	42,970
863	Sodexo SA	71,360
2,285	Suez Environnement Company	40,929
880	Thales SA	61,133
322	Valeo SA	43,446
2,437	Veolia Environnement SA	55,633
880	Vinci SA	55,764
2,674	Vivendi SA	63,135
1,557	Zodiac Aerospace	35,657
		2,499,418
Germany - 5.8%
372	Allianz SE	58,298
643	BASF SE	49,087

339	Bayer AG	43,354
491	Bayerische Motoren Werk AG	43,464
694	Beiersdorf AG	61,395
1,016	Brenntag AG	54,681
203	Continental AG	43,121
609	Daimler AG	44,130
694	Deutsche Boerse AG	59,735
2,116	Deutsche Post AG	58,579
1,540	Evonik Industries AG	51,478
694	Fresenius Medical Care AG & Company KGaA	54,144
711	Fresenius SE & KGaA	47,669
575	Hannover Rueck SE	58,815
457	HUGO BOSS AG	51,270
4,418	Infineon Technologies AG	49,639
846	K+S AG	28,289
542	Kabel Deutschland Holding AG	70,556
355	Linde AG	57,499
575	Merck KGaA	50,816
406	Muenchener Rueckversicherungs-Gesellschaft AG	75,649
982	ProSiebenSat.1 Media AG	48,105
948	SAP SE	61,387
660	Siemens AG	58,955
948	Symrise AG	56,980
1,946	Talanx AG	58,189
965	United Internet AG	48,809
237	Volkswagen AG	27,793
1,456	Vonovia SE	46,766
1,134	Zalando SE *	37,507
		1,556,159
Hong Kong - 4.8%
17,000	Bank Of East Asia Ltd.	57,032
8,500	BOC Hong Kong Holdings Ltd.	24,951
34,000	Cathay Pacific Airways Ltd.	63,700
34,000	China Gas Holdings Ltd.	46,678
34,000	China Overseas Land & Investment Ltd.	102,657
6,800	China Taiping Insurance Holdings Company Ltd. *	21,102
51,200	Chow Tai Fook Jewellery Group Ltd.	42,942
34,000	CITIC Ltd.	61,858
8,500	CLP Holdings Ltd.	72,551
34,000	Guangdong Investment Ltd.	50,539
26,000	Hanergy Thin Film Power Group Ltd. * (a)	1,241
54,400	Hong Kong & China Gas Company Ltd.	101,920
17,000	MTR Corporation Ltd.	73,703
68,000	New World Development Company, Ltd.	65,806
8,500	Power Assets Holdings Ltd.	80,174
68,000	Sino Land Company Ltd.	103,008
8,500	Swire Pacific Ltd.	94,816
20,400	Swire Properties Ltd.	56,330
17,000	Techtronic Industries Company Ltd.	62,735
17,000	Wharf Holdings Ltd.	95,419
		1,279,162
Ireland - 1.9%
699	Accenture PLC	68,684

119,410	Bank Of Ireland *	46,367
1,456	CRH PLC	38,346
3,852	Experian PLC	61,651
307	Jazz Pharmaceuticals PLC *	40,773
982	Kerry Group PLC	73,343
662	Shire PLC	45,105
1,473	Smurfit Kappa Group PLC	39,519
2,402	XL Group PLC	87,240
		501,028
Israel - 0.6%
767	Check Point Software Technologies Ltd. *	60,846
10,417	Israel Chemicals Ltd.	53,586
831	Teva Pharmaceutical Industries Ltd.	47,556
		161,988
Italy - 2.3%
2,962	Assicurazioni Generali SpA	54,148
2,014	Atlantia SpA	56,239
1,083	EXOR SpA	47,172
3,300	Finmeccanica SpA *	41,262
11,662	Intesa Sanpaolo SpA	41,126
694	Luxottica Group SpA	48,080
4,621	Mediobanca SpA	45,387
4,875	Pirelli & Company, SpA	81,547
11,900	Prada SpA	45,604
10,900	Snam SpA	55,954
13,388	Terna Rete Elettrica Nazionale SpA	65,015
6,279	UniCredit SpA	39,080
		620,614
Japan - 19.6%
3,400	Aeon Company Ltd.	52,574
17,000	Asahi Glass Company Ltd.	98,770
3,400	Asahi Group Holdings Ltd.	109,682
3,400	Astellas Pharma, Inc.	43,788
17,000	Bank of Yokohama Ltd.	102,611
1,700	Bridgestone Corporation	58,469
3,400	Canon, Inc.	97,892
3,400	Dai-ichi Life Insurance Company Ltd.	53,665
1,700	Daiichi Sankyo Company, Ltd.	29,334
1,700	Daikin Industries, Ltd	94,604
3,400	Daiwa House Industry Company, Ltd.	83,537
1,700	Denso Corporation	71,364
1,700	Dentsu, Inc.	86,725
1,700	Fuji Heavy Industries Ltd.	60,693
1,700	FUJIFILM Holdings Corporation	63,145
17,000	Hankyu Hanshin Holdings, Inc.	103,447
1,700	Hoya Corporation	55,309
3,400	Isuzu Motors Ltd.	33,868
5,100	ITOCHU Corporation	53,459
1,700	Japan Airlines Company Ltd.	59,730
3,400	Japan Exchange Group, Inc.	49,229
1,700	Japan Tobacco, Inc.	52,361
1,700	JFE Holdings, Inc.	22,142
1,700	Kao Corporation	76,565

3,400	KDDI Corporation	75,587
5,100	Kirin Holdings Company Ltd.	66,553
3,400	Komatsu Ltd.	49,669
3,400	M3, Inc.	67,085
3,400	Mazda Motor Corporation	53,282
3,400	Mitsubishi Corporation	55,365
17,000	Mitsubishi Heavy Industries Ltd.	75,445
5,100	Mitsubishi Motors Corporation	38,771
8,500	Mitsubishi UFJ Financial Group, Inc.	50,760
5,100	Mitsui & Company Ltd.	56,988
28,800	Mizuho Financial Group, Inc.	53,512
3,400	Nippon Steel & Sumitomo Metal Corporation	61,459
5,100	Nissan Motor Company, Ltd.	46,509
1,700	Nitto Denko Corporation	100,967
8,500	Nomura Holdings, Inc.	48,755
1,870	Nomura Research Institute Ltd.	71,314
1,700	NTT Data Corporation	85,166
3,400	NTT DOCOMO, Inc.	56,485
1,700	Omron Corporation	50,802
1,700	Oriental Land Company Ltd.	94,505
1,700	ORIX Corporation	21,710
17,000	Osaka Gas Company Ltd.	64,194
5,100	Panasonic Corporation	51,164
1,700	Rakuten, Inc.	21,596
1,700	Recruit Holdings Company Ltd.	50,731
8,500	Renesas Electronics Corporation	44,709
11,900	Resona Holdings, Inc.	60,142
6,800	Ricoh Company Ltd.	68,275
1,700	Secom Company, Ltd.	101,590
3,400	Seibu Holdings, Inc.	68,502
5,100	Sekisui House Ltd.	79,286
1,700	Seven & i Holdings Company, Ltd.	77,146
1,700	Shin-etsu Chemical Company Ltd.	86,654
3,400	Shiseido Company Ltd.	73,702
1,700	SoftBank Group Corporation	77,613
1,700	Sompo Japan Nipponkoa Holdings, Inc.	48,974
3,400	Sony Financial Holdings, Inc.	55,493
17,000	Sumitomo Chemical Company Ltd.	85,308
3,400	Sumitomo Electric Industries Ltd.	43,178
1,700	Sumitomo Mitsui Financial Group, Inc.	63,939
17,000	Sumitomo Mitsui Trust Holdings, Inc.	61,983
1,700	Suntory Beverage & Food Ltd.	64,973
1,700	Suzuki Motor Corporation	51,893
1,700	Sysmex Corporation	88,993
3,400	T&D Holdings, Inc.	39,806
17,000	Taisei Corporation	110,249
1,700	TDK Corporation	95,369
1,700	Terumo Corporation	47,756
1,700	Tokio Marine Holdings, Inc.	62,947
1,700	Tokyo Electron Ltd.	79,555
1,700	Toyota Industries Corporation	80,207
1,700	Toyota Motor Corporation	98,785
3,400	Toyota Tsusho Corporation	71,222
3,400	Unicharm Corporation	59,914
11,900	Yahoo Japan Corporation	45,035
1,700	Yakult Honsha Company Ltd.	84,175
		5,258,710

Netherlands - 3.4%
8,192	Aegon NV	47,005
1,346	AerCap Holdings NV *	51,471
728	Airbus Group SE	43,041
846	Akzo Nobel NV	54,819
474	ASML Holding NV	41,397
982	Boskalis Westminster	42,882
5,828	CNH Industrial NV	37,998
2,999	Fiat Chrysler Automobiles NV *	39,617
745	Gemalto NV	48,291
762	Heineken NV	61,510
2,691	Koninklijke Ahold NV	52,351
2,505	NN Group NV	71,713
1,151	OCI NV *	29,427
2,352	QIAGEN NV *	60,682
796	Randstad Holding NV	47,328
4,248	RELX NV	69,160
1,312	Sensata Technologies Holding NV *	58,174
1,862	Wolters Kluwer NV	57,238
		914,104
Norway - 0.8%
4,115	DNB ASA	53,509
5,148	Gjensidige Forsikring ASA	69,299
2,997	Telenor ASA	55,939
1,236	Yara International ASA	49,291
		228,038
Portugal - 0.3%
14,911	EDP-Energias de Portugal SA	54,500
2,708	Jeronimo Martins SGPS SA	36,448
		90,948
Singapore - 3.0%
290	Avago Technologies Ltd.	36,253
30,600	CapitaLand Ltd.	57,628
6,800	DBS Group Holdings Ltd.	77,459
37,400	Global Logistic Properties Ltd.	53,614
3,400	Jardine Cycle & Carriage Ltd.	64,557
13,600	Keppel Corporation Ltd.	64,796
13,600	Oversea-Chinese Banking Corporation, Ltd	84,006
10,200	Singapore Airlines Ltd.	76,695
30,600	Singapore Technologies Engineering Ltd.	64,079
27,200	Singapore Telecommunications Ltd.	68,810
6,800	United Overseas Bank Ltd.	88,641
40,800	Wilmar International Ltd.	73,684
		810,222
Spain - 3.8%
1,676	ACS Actividades de Construccion y Servicios SA	48,121
1,473	Amadeus IT Holding SA	62,916
6,076	Banco Bilbao Vizcaya Argentaria SA	51,463
22,020	Banco de Sabadell SA	40,402

10,646	Banco Popular Espanol SA	38,769
7,210	Banco Santander SA	38,220
55,719	Bankia SA	72,098
11,848	CaixaBank SA	45,608
2,302	Enagas SA	65,901
3,097	Endesa SA	65,198
2,827	Ferrovial SA	67,411
3,182	Gas Natural SDG SA	61,974
1,286	Grifols SA	53,017
10,460	Iberdrola SA	69,509
1,608	Industria de Diseno Textil SA	53,778
19,261	Mapfre SA	50,255
812	Red Electrica Corporation SA	67,270
4,638	Telefonica SA	56,127
		1,008,037
Sweden - 3.3%
2,974	Alfa Laval AB	48,643
2,990	Assa Abloy AB	53,549
1,859	Atlas Copco AB	44,665
1,487	Electrolux AB	41,928
1,656	Hennes & Mauritz AB	60,483
1,538	Hexagon AB	46,912
1,825	ICA Gruppen AB	61,706
4,613	Nordea Bank AB	51,366
4,731	Sandvik AB	40,245
5,390	Skandinaviska Enskilda Banken AB	57,539
2,872	Skanska AB	56,239
2,382	SKF AB	43,741
1,842	Svenska Cellulosa AB SCA	51,453
4,055	Svenska Handelsbanken AB	58,088
2,822	Swedbank AB	62,341
5,238	Telefonaktiebolaget LM Ericsson	51,441
11,743	TeliaSonera AB	63,191
		893,530
Switzerland - 5.9%
3,140	ABB Ltd.	55,480
801	ACE Ltd.	82,823
321	Actelion Ltd.	40,743
658	Adecco SA	48,104
557	Cie Financiere Richemont SA	43,264
2,735	Clariant Ag	46,051
1,570	Credit Suisse Group AG	37,728
118	EMS-Chemie Holding AG	48,521
34	Galenica AG	43,294
169	Geberit AG	51,622
34	Givaudan SA	55,294
844	Julius Baer Group Ltd.	38,294
523	Kuehne + Nagel International AG	67,186
878	LafargeHolcim Ltd.	45,990
270	Lonza Group AG	35,405
878	Nestle SA	65,990
540	Novartis AG	49,534
135	Partners Group Holding AG	45,746

186	Roche Holdings AG	49,048
405	Schindler Holding AG	58,178
17	SGS SA	29,653
17	Sika AG	52,486
371	Sonova Holding AG	47,736
118	Swatch Group AG	43,708
270	Swiss Life Holding Ltd.	60,228
895	Swiss Re AG	76,772
118	Swisscom AG	58,867
118	Syngenta AG	37,788
1,142	TE Connectivity Ltd.	68,394
2,465	UBS Group AG	45,552
236	Zurich Insurance Group AG	57,922
		1,587,401
United Kingdom - 14.4%
835	Aon PLC	73,989
3,207	ARM Holdings PLC	45,967
3,343	Ashtead Group PLC	47,031
1,188	Associated British Foods PLC	60,024
8,248	Aviva PLC	56,397
3,869	Babcock International Group PLC	53,407
10,878	BAE Systems PLC	73,672
5,346	Barratt Developments	52,122
933	Berkeley Group Holdings PLC	47,140
1,171	British American Tobacco PLC	64,533
9,639	BT Group PLC	61,183
3,089	Bunzl PLC	82,710
2,664	Burberry Group PLC	55,130
3,598	Capita PLC	65,205
2,087	Coca-Cola HBC AG	44,105
4,548	Compass Group PLC	72,446
832	DCC PLC	62,792
716	Delphi Automotive PLC	54,445
2,342	Diageo PLC	62,726
16,631	Direct Line Insurance Group PLC	94,319
1,850	easyJet PLC	49,731
20,636	G4S PLC	72,018
3,224	GlaxoSmithKline PLC	61,744
2,614	Hargreaves Lansdown PLC	47,729
8,146	HSBC Holdings PLC	61,454
1,205	Imperial Tobacco Group PLC	62,214
4,293	Inmarsat PLC	63,773
1,612	InterContinental Hotels Group PLC	55,696
1,324	Intertek Group PLC	48,690
15,715	ITV PLC	58,481
1,426	Johnson Matthey PLC	52,808
10,573	Kingfisher PLC	57,355
19,109	Legal & General Group PLC	68,828
1,493	London Stock Exchange Group PLC	54,634
7,925	Marks & Spencer Group PLC	60,062
5,685	National Grid PLC	79,025
645	Next PLC	74,252
17,921	Old Mutual PLC	51,265

1,646	Persimmon PLC *	49,999
2,885	Prudential PLC	60,816
781	Reckitt Benckiser Group PLC	70,734
4,480	RELX PLC	76,717
1,324	Rio Tinto PLC	44,263
7,942	Royal Mail PLC	55,121
6,584	RSA Insurance Group PLC	40,109
1,205	SABMiller PLC	68,120
8,010	Sage Group PLC	60,513
1,290	Schroders PLC	54,738
2,257	Severn Trent PLC	74,567
4,446	Sky PLC	70,216
3,275	Smith & Nephew PLC	57,122
3,275	Smiths Group PLC	49,790
5,006	Sports Direct International PLC *	57,326
2,987	SSE PLC	67,598
3,920	St James's Place PLC	50,405
3,869	Standard Chartered PLC	37,505
9,420	Standard Life PLC	55,261
17,598	Taylor Wimpey PLC	52,045
2,155	Travis Perkins PLC	64,091
1,680	Unilever PLC	68,262
4,854	United Utilities Group PLC	67,921
17,429	Vodafone Group PLC	54,959
1,069	Whitbread PLC	75,487
3,207	WPP PLC	66,609
		3,859,396
United States - 0.2%
579	Autoliv, Inc.	63,117

Virgin Islands (UK) - 0.1%
733	Michael Kors Holdings Ltd. *	30,962

TOTAL COMMON STOCKS (Cost $29,184,119)		26,766,050

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
14,394	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.16% (b)	14,394
TOTAL SHORT-TERM INVESTMENTS - 0.1% (Cost $14,394)		14,394
TOTAL INVESTMENTS - 99.6% (Cost $29,198,513)		26,780,444
Other Assets in Excess of Liabilities - 0.4%		100,802
NET ASSETS - 100.0%		$26,881,246

*	Non-income producing security.
(a)
As of September 30, 2015, the Fund has fair valued this security. This security is deemed illiquid according to the Fund's liquidity guidelines.
The value of this security was $1,241 or 0.005% of net assets.

(b)	Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:
Cost of investments	$29,198,513
Gross unrealized appreciation	432,299
Gross unrealized depreciation	(2,850,368)
Net unrealized appreciation	$(2,418,069)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Compass EMP International 500 Volatility Weighted Index ETF
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.3%
Australia - 4.4%
792	Amcor Ltd.	$7,321
1,686	AMP Ltd.	6,580
2,051	Aurizon Holdings Ltd.	7,212
381	Australia & New Zealand Banking Group Ltd.	7,242
1,160	Brambles Ltd.	7,930
157	Commonwealth Bank of Australia	8,014
119	CSL Ltd.	7,450
1,926	Insurance Australia Group Ltd.	6,543
133	Macquarie Group Ltd.	7,156
385	National Australia Bank Ltd.	8,102
502	Newcrest Mining Ltd. *	4,475
844	Oil Search Ltd.	4,247
687	QBE Insurance Group Ltd.	6,216
167	Ramsay Health Care Ltd.	6,854
993	Suncorp Group Ltd.	8,496
2,474	Telstra Corporation Ltd.	9,742
334	Wesfarmers Ltd.	9,195
340	Westpac Banking Corporation	7,088
272	Woodside Petroleum Ltd.	5,523
351	Woolworths Ltd.	6,120
		141,506
Austria - 0.1%
130	Voestalpine AG	4,460

Belgium - 2.0%
220	Ageas	9,023
58	Anheuser-Busch InBev NV	6,152
172	Colruyt SA	8,270
122	Groupe Bruxelles Lambert SA	9,190
100	KBC Groep NV	6,299
200	Proximus	6,897
54	Solvay SA	5,504
136	Telenet Group Holding NV *	7,791
80	UCB SA	6,244
		65,370
Bermuda - 0.5%
1,000	Hongkong Land Holdings Ltd.	6,610
400	Jardine Strategic Holdings Ltd.	10,736
		17,346
Canada - 10.0%
200	Alimentation Couche-Tard, Inc.	9,197
200	Bank Of Montreal	10,907
200	Bank Of Nova Scotia	8,817
200	BCE, Inc.	8,186

200	Brookfield Asset Management, Inc.	6,293
200	Canadian National Railway Company	11,357
200	Canadian Utilities Ltd.	5,412
200	CGI Group, Inc. *	7,246
200	Dollarama, Inc.	13,508
600	Empire Company Ltd.	12,342
400	Fortis, Inc.	11,441
200	Franco-Nevada Corporation	8,814
400	Gildan Activewear, Inc.	12,073
400	Great-West Lifeco, Inc.	9,583
400	Imperial Oil Ltd.	12,673
400	Inter Pipeline Ltd.	7,379
200	Loblaw Companies Ltd.	10,297
95	Lululemon Athletica, Inc. *	4,812
600	Manulife Financial Corporation	9,280
400	Metro, Inc.	10,898
400	National Bank Of Canada	12,769
200	Pembina Pipeline Corporation	4,812
400	Potash Corporation of Saskatchewan, Inc.	8,222
600	Power Corporation of Canada	12,441
400	Power Financial Corporation	9,172
200	Rogers Communications, Inc.	6,891
200	Royal Bank Of Canada	11,059
400	Saputo, Inc.	8,782
600	Shaw Communications, Inc.	11,618
400	Sun Life Financial, Inc.	12,901
400	TELUS Corporation	12,604
200	Toronto-Dominion Bank	7,883
400	TransCanada Corporation	12,649
		322,318
Cayman Islands - 0.1%
9,000	WH Group Ltd. *	4,459

Denmark - 1.7%
2	A.P. Moeller - Maersk A/S	3,076
140	Chr Hansen Holding A/S	7,821
94	Coloplast A/S	6,654
224	DSV A/S	8,363
204	ISS A/S	6,767
100	Novo Nordisk A/S	5,364
130	Novozymes A/S	5,664
42	Pandora A/S	4,900
86	Vestas Wind System A/S	4,464
		53,073
Finland - 1.1%
383	Fortum OYJ	5,662
154	Kone OYJ	5,851
715	Nokia OYJ	4,878
162	Sampo Oyj	7,834
331	UPM-Kymmene OYJ	4,956
166	Wartsila OYJ Abp	6,579
		35,760

France - 9.2%
128	Accor SA	5,973
72	Aeroports de Paris	8,154
60	Air Liquide SA	7,083
90	Atos SE	6,893
246	AXA SA	5,947
88	BNP Paribas SA	5,158
1,088	Bollore SA	5,288
335	Bureau Veritas SA	7,050
68	Cap Gemini SA	6,050
216	Carrefour SA	6,382
104	Casino Guichard Perrachon SA	5,520
32	Christian Dior SE	5,973
132	Cie de Saint-Gobain	5,710
70	Cie Generale des Etablissements Michelin	6,369
487	CNP Assurances	6,753
399	Credit Agricole SA	4,572
128	Danone SA	8,070
100	Dassault Systemes	7,375
82	Eiffage SA	5,067
341	Electricite de France SA	6,007
52	Essilor International SA	6,328
270	Eutelsat Communications SA	8,267
597	Groupe Eurotunnel SE	8,118
16	Hermes International	5,810
26	Iliad SA	5,244
48	Ingenico Group	5,782
202	JCDecaux SA	7,312
36	Kering	5,873
118	Legrand SA	6,254
38	L'Oreal SA	6,584
30	LVMH Moet Hennessy Louis Vuitton SE	5,102
886	Natixis SA	4,890
325	Orange SA	4,910
64	Pernod Ricard SA	6,449
104	Publicis Groupe SA	7,086
56	Renault SA	4,005
64	Sanofi	6,071
104	Schneider Electric SE	5,812
40	Societe BIC SA	6,204
116	Societe Generale SA	5,165
102	Sodexo SA	8,434
274	Suez Environnement Company	4,908
106	Thales SA	7,364
38	Valeo SA	5,127
286	Veolia Environnement SA	6,529
106	Vinci SA	6,717
313	Vivendi SA	7,390
184	Zodiac Aerospace	4,214
		297,343

Germany - 5.9%
46	Allianz SE	7,209
78	BASF SE	5,955
42	Bayer AG	5,371
58	Bayerische Motoren Werk AG	5,134
84	Beiersdorf AG	7,431
126	Brenntag AG	6,781
24	Continental AG	5,098
74	Daimler AG	5,362
84	Deutsche Boerse AG	7,230
258	Deutsche Post AG	7,142
184	Evonik Industries AG	6,151
84	Fresenius Medical Care AG & Company KGaA	6,554
92	Fresenius SE & KGaA	6,168
74	Hannover Rueck SE	7,569
58	HUGO BOSS AG	6,507
529	Infineon Technologies AG	5,944
90	K+S AG	3,009
74	Kabel Deutschland Holding AG	9,633
42	Linde AG	6,803
68	Merck KGaA	6,010
48	Muenchener Rueckversicherungs-Gesellschaft AG	8,944
122	ProSiebenSat.1 Media AG	5,976
114	SAP SE	7,382
76	Siemens AG	6,789
114	Symrise AG	6,852
234	Talanx AG	6,997
116	United Internet AG	5,867
28	Volkswagen AG	3,284
174	Vonovia SE	5,589
138	Zalando SE *	4,564
		189,305
Hong Kong - 5.0%
2,400	Bank Of East Asia Ltd.	8,052
1,000	Beijing Enterprise Holdings Ltd.	5,994
2,000	BOC Hong Kong Holdings Ltd.	5,871
4,000	Cathay Pacific Airways Ltd.	7,494
1,000	China Mobile Ltd.	11,845
4,000	China Overseas Land & Investment Ltd.	12,077
800	China Taiping Insurance Holdings Company Ltd. *	2,483
4,000	China Unicom Hong Kong Ltd.	5,063
6,000	Chow Tai Fook Jewellery Group Ltd.	5,032
4,000	CITIC Ltd.	7,277
1,000	CLP Holdings Ltd.	8,535
2,000	Galaxy Entertainment Group Ltd.	5,084
4,000	Guangdong Investment Ltd.	5,946
6,000	Hong Kong & China Gas Company Ltd.	11,241
200	Hong Kong Exchanges and Clearing Ltd.	4,563
1,000	MTR Corporation Ltd.	4,335
8,000	New World Development Company, Ltd.	7,742
1,000	Power Assets Holdings Ltd.	9,432
1,000	Swire Pacific Ltd.	11,155
2,800	Swire Properties Ltd.	7,732
1,000	Techtronic Industries Company Ltd.	3,690
2,000	Wharf Holdings Ltd.	11,226
		161,869

Ireland - 1.8%
72	Accenture PLC	7,075
13,646	Bank Of Ireland *	5,299
174	CRH PLC	4,583
462	Experian PLC	7,394
36	Jazz Pharmaceuticals PLC *	4,781
114	Kerry Group PLC	8,514
78	Shire PLC	5,314
176	Smurfit Kappa Group PLC	4,722
260	XL Group PLC	9,443
		57,125
Israel - 0.6%
93	Check Point Software Technologies Ltd. *	7,378
1,218	Israel Chemicals Ltd.	6,265
100	Teva Pharmaceutical Industries Ltd.	5,723
		19,366
Italy - 2.3%
357	Assicurazioni Generali SpA	6,526
246	Atlantia SpA	6,869
130	EXOR SpA	5,662
357	Finmeccanica SpA *	4,464
1,404	Intesa Sanpaolo SpA	4,951
84	Luxottica Group SpA	5,820
499	Mediobanca SpA	4,901
585	Pirelli & Company, SpA	9,786
1,400	Prada SpA	5,365
1,302	Snam SpA	6,684
1,599	Terna Rete Elettrica Nazionale SpA	7,765
759	UniCredit SpA	4,724
		73,517
Japan - 19.7%
400	Aeon Company Ltd.	6,185
200	Aisin Seiki Company Ltd.	6,669
2,000	Asahi Glass Company Ltd.	11,620
200	Asahi Group Holdings Ltd.	6,452
400	Astellas Pharma, Inc.	5,151
2,000	Bank of Yokohama Ltd.	12,072
200	Bridgestone Corporation	6,879
400	Canon, Inc.	11,517
200	Chugai Pharmaceutical Company, Ltd.	6,110
400	Dai-ichi Life Insurance Company Ltd.	6,314
400	Daiichi Sankyo Company, Ltd.	6,902
200	Daiwa House Industry Company, Ltd.	4,914
200	Denso Corporation	8,396
200	Dentsu, Inc.	10,203
200	Fuji Heavy Industries Ltd.	7,140
200	FUJIFILM Holdings Corporation	7,429

2,000	Hankyu Hanshin Holdings, Inc.	12,170
2,000	Hitachi Ltd.	10,018
400	Honda Motor Company Ltd.	11,800
200	Hoya Corporation	6,507
600	Isuzu Motors Ltd.	5,977
600	ITOCHU Corporation	6,289
200	Japan Airlines Company Ltd.	7,027
400	Japan Exchange Group, Inc.	5,792
200	Japan Tobacco, Inc.	6,160
200	JFE Holdings, Inc.	2,605
200	Kao Corporation	9,008
400	KDDI Corporation	8,893
600	Kirin Holdings Company Ltd.	7,830
400	Komatsu Ltd.	5,843
200	Kyocera Corporation	9,103
400	M3, Inc.	7,892
200	Makita Corporation	10,553
400	Mazda Motor Corporation	6,268
400	Mitsubishi Corporation	6,514
2,000	Mitsubishi Heavy Industries Ltd.	8,876
800	Mitsubishi Motors Corporation	6,082
1,000	Mitsubishi UFJ Financial Group, Inc.	5,972
600	Mitsui & Company Ltd.	6,704
3,200	Mizuho Financial Group, Inc.	5,946
400	Nippon Steel & Sumitomo Metal Corporation	7,230
200	Nippon Telegraph & Telephone Corporation	6,965
800	Nissan Motor Company, Ltd.	7,295
200	Nitto Denko Corporation	11,878
1,200	Nomura Holdings, Inc.	6,883
220	Nomura Research Institute Ltd.	8,390
200	NTT Data Corporation	10,020
400	NTT DOCOMO, Inc.	6,645
200	Omron Corporation	5,977
400	ORIX Corporation	5,108
200	Otsuka Holdings Company, Ltd.	6,349
600	Panasonic Corporation	6,019
400	Rakuten, Inc.	5,081
400	Recruit Holdings Company Ltd.	11,937
1,000	Renesas Electronics Corporation	5,260
1,400	Resona Holdings, Inc.	7,076
800	Ricoh Company Ltd.	8,032
200	Secom Company, Ltd.	11,952
400	Seibu Holdings, Inc.	8,059
400	Sekisui House Ltd.	6,218
200	Seven & i Holdings Company, Ltd.	9,076
200	Shin-etsu Chemical Company Ltd.	10,195
200	Shiseido Company Ltd.	4,335
200	SoftBank Group Corporation	9,131
200	Sompo Japan Nipponkoa Holdings, Inc.	5,762
400	Sony Financial Holdings, Inc.	6,529
2,000	Sumitomo Chemical Company Ltd.	10,036

600	Sumitomo Electric Industries Ltd.	7,620
200	Sumitomo Mitsui Financial Group, Inc.	7,522
2,000	Sumitomo Mitsui Trust Holdings, Inc.	7,292
200	Suntory Beverage & Food Ltd.	7,644
200	Suzuki Motor Corporation	6,105
200	Sysmex Corporation	10,470
400	T&D Holdings, Inc.	4,683
200	TDK Corporation	11,220
200	Terumo Corporation	5,618
200	Tokio Marine Holdings, Inc.	7,405
2,000	Toshiba Corporation	5,008
200	Toyota Industries Corporation	9,436
200	Toyota Motor Corporation	11,622
400	Toyota Tsusho Corporation	8,379
400	Unicharm Corporation	7,049
1,400	Yahoo Japan Corporation	5,298
		633,591
Netherlands - 3.3%
986	Aegon NV	5,658
155	AerCap Holdings NV *	5,927
84	Airbus Group SE	4,966
102	Akzo Nobel NV	6,609
54	ASML Holding NV	4,716
106	Boskalis Westminster	4,629
680	CNH Industrial NV	4,434
324	Fiat Chrysler Automobiles NV *	4,280
88	Gemalto NV	5,704
92	Heineken NV	7,426
323	Koninklijke Ahold NV	6,284
301	NN Group NV	8,617
136	OCI NV *	3,477
284	QIAGEN NV *	7,327
96	Randstad Holding NV	5,708
509	RELX NV	8,287
151	Sensata Technologies Holding NV *	6,695
224	Wolters Kluwer NV	6,886
		107,630
Norway - 0.9%
484	DNB ASA	6,294
618	Gjensidige Forsikring ASA	8,319
361	Telenor ASA	6,738
147	Yara International ASA	5,862
		27,213
Portugal - 0.3%
1,785	EDP-Energias de Portugal SA	6,524
323	Jeronimo Martins SGPS SA	4,348
		10,872
Singapore - 2.7%
30	Avago Technologies Ltd.	3,750
3,800	CapitaLand Ltd.	7,156
800	DBS Group Holdings Ltd.	9,113

4,600	Global Logistic Properties Ltd.	6,594
200	Jardine Cycle & Carriage Ltd.	3,798
1,400	Keppel Corporation Ltd.	6,670
1,600	Oversea-Chinese Banking Corporation, Ltd	9,883
1,200	Singapore Airlines Ltd.	9,023
3,600	Singapore Technologies Engineering Ltd.	7,539
3,400	Singapore Telecommunications Ltd.	8,601
600	United Overseas Bank Ltd.	7,821
4,600	Wilmar International Ltd.	8,308
		88,256
Spain - 3.7%
202	ACS Actividades de Construccion y Servicios SA	5,800
178	Amadeus IT Holding SA	7,603
731	Banco Bilbao Vizcaya Argentaria SA	6,191
2,645	Banco de Sabadell SA	4,853
1,308	Banco Popular Espanol SA	4,763
855	Banco Santander SA	4,532
5,635	Bankia SA	7,291
1,458	CaixaBank SA	5,613
278	Enagas SA	7,959
367	Endesa SA	7,726
333	Ferrovial SA	7,941
381	Gas Natural SDG SA	7,420
154	Grifols SA	6,349
1,252	Iberdrola SA	8,320
194	Industria de Diseno Textil SA	6,488
2,306	Mapfre SA	6,017
94	Red Electrica Corporation SA	7,787
557	Telefonica SA	6,741
		119,394
Sweden - 3.3%
357	Alfa Laval AB	5,839
359	Assa Abloy AB	6,429
223	Atlas Copco AB	5,358
179	Electrolux AB	5,047
197	Hennes & Mauritz AB	7,195
183	Hexagon AB	5,582
219	ICA Gruppen AB	7,405
546	Nordea Bank AB	6,080
572	Sandvik AB	4,866
642	Skandinaviska Enskilda Banken AB	6,853
347	Skanska AB	6,795
287	SKF AB	5,270
221	Svenska Cellulosa AB SCA	6,173
486	Svenska Handelsbanken AB	6,962
335	Swedbank AB	7,401
624	Telefonaktiebolaget LM Ericsson	6,128
1,401	TeliaSonera AB	7,539
		106,922

Switzerland - 6.2%
379	ABB Ltd.	6,696
99	ACE Ltd.	10,237
38	Actelion Ltd.	4,823
80	Adecco SA	5,848
70	Cie Financiere Richemont SA	5,437
329	Clariant Ag	5,540
211	Credit Suisse Group AG	5,070
14	EMS-Chemie Holding AG	5,757
6	Galenica AG	7,640
20	Geberit AG	6,109
6	Givaudan SA	9,758
102	Julius Baer Group Ltd.	4,628
64	Kuehne + Nagel International AG	8,222
106	LafargeHolcim Ltd.	5,552
38	Lonza Group AG	4,983
106	Nestle SA	7,967
64	Novartis AG	5,871
16	Partners Group Holding AG	5,422
24	Roche Holdings AG	6,329
50	Schindler Holding AG	7,182
4	SGS SA	6,977
2	Sika AG	6,175
44	Sonova Holding AG	5,661
12	Swatch Group AG	4,445
28	Swiss Life Holding Ltd.	6,246
106	Swiss Re AG	9,093
16	Swisscom AG	7,982
14	Syngenta AG	4,483
137	TE Connectivity Ltd.	8,205
309	UBS Group AG	5,710
28	Zurich Insurance Group AG	6,872
		200,920
United Kingdom - 14.2%
99	Aon PLC	8,772
378	ARM Holdings PLC	5,418
390	Ashtead Group PLC	5,487
140	Associated British Foods PLC	7,074
992	Aviva PLC	6,783
460	Babcock International Group PLC	6,350
1,299	BAE Systems PLC	8,798
642	Barratt Developments	6,259
100	Berkeley Group Holdings PLC	5,053
142	British American Tobacco PLC	7,826
1,156	BT Group PLC	7,338
372	Bunzl PLC	9,961
318	Burberry Group PLC	6,581
430	Capita PLC	7,793
280	Coca-Cola HBC AG	5,917
548	Compass Group PLC	8,729
88	DCC PLC	6,641
74	Delphi Automotive PLC	5,627
286	Diageo PLC	7,660

1,805	Direct Line Insurance Group PLC	10,237
222	easyJet PLC	5,968
2,477	G4S PLC	8,644
386	GlaxoSmithKline PLC	7,392
312	Hargreaves Lansdown PLC	5,697
978	HSBC Holdings PLC	7,378
144	Imperial Tobacco Group PLC	7,435
516	Inmarsat PLC	7,665
194	InterContinental Hotels Group PLC	6,703
142	Intertek Group PLC	5,222
1,883	ITV PLC	7,007
168	Johnson Matthey PLC	6,221
1,268	Kingfisher PLC	6,879
2,287	Legal & General Group PLC	8,237
184	London Stock Exchange Group PLC	6,733
950	Marks & Spencer Group PLC	7,200
684	National Grid PLC	9,508
78	Next PLC	8,979
2,157	Old Mutual PLC	6,170
198	Persimmon PLC *	6,014
344	Prudential PLC	7,252
92	Reckitt Benckiser Group PLC	8,332
536	RELX PLC	9,179
156	Rio Tinto PLC	5,215
954	Royal Mail PLC	6,621
712	RSA Insurance Group PLC	4,337
144	SABMiller PLC	8,140
962	Sage Group PLC	7,268
154	Schroders PLC	6,535
270	Severn Trent PLC	8,920
532	Sky PLC	8,402
388	Smith & Nephew PLC	6,767
390	Smiths Group PLC	5,929
542	Sports Direct International PLC *	6,207
358	SSE PLC	8,102
424	St James's Place PLC	5,452
464	Standard Chartered PLC	4,498
1,128	Standard Life PLC	6,617
2,101	Taylor Wimpey PLC	6,214
260	Travis Perkins PLC	7,733
200	Unilever PLC	8,126
584	United Utilities Group PLC	8,172
2,089	Vodafone Group PLC	6,587
128	Whitbread PLC	9,039
384	WPP PLC	7,976
		456,976

United States - 0.2%
60	Autoliv, Inc.	6,541
Virgin Islands (UK) - 0.1%
76	Michael Kors Holdings Ltd. *	3,210

TOTAL COMMON STOCKS (Cost $3,451,879)		3,204,342

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
14,358	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.16% (a)	14,358
TOTAL SHORT-TERM INVESTMENTS - 0.5% (Cost $14,358)		14,358
TOTAL INVESTMENTS - 99.8% (Cost $3,466,237)		3,218,700
Other Assets in Excess of Liabilities - 0.2%		6,790
NET ASSETS - 100.0%		$3,225,490

* Non-income producing security.
(a) Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:
Cost of investments	$3,466,237
Gross unrealized appreciation	31,992
Gross unrealized depreciation	(279,529)
Net unrealized appreciation	$(247,537)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Compass EMP International High Dividend 100 Volatility Weighted Index ETF
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.1%
Australia - 13.6%
7,414	AMP Ltd.	$28,934
9,091	Aurizon Holdings Ltd.	31,969
1,674	Australia & New Zealand Banking Group Ltd.	31,819
686	Commonwealth Bank of Australia	35,015
8,640	Insurance Australia Group Ltd.	29,352
567	Macquarie Group Ltd.	30,509
1,695	National Australia Bank Ltd.	35,668
4,434	Suncorp Group Ltd.	37,938
11,327	Telstra Corporation Ltd.	44,602
1,555	Wesfarmers Ltd.	42,807
1,496	Westpac Banking Corporation	31,186
1,301	Woodside Petroleum Ltd.	26,418
1,606	Woolworths Ltd.	28,001
		434,218
Belgium - 1.0%
902	Proximus	31,104

Canada - 10.4%
1,100	BCE, Inc.	45,022
1,300	Fortis, Inc.	37,183
1,300	Inter Pipeline Ltd.	23,984
1,000	Pembina Pipeline Corporation	24,061
1,400	Potash Corporation of Saskatchewan, Inc.	28,776
1,300	Rogers Communications, Inc.	44,791
2,600	Shaw Communications, Inc.	50,344
1,400	TELUS Corporation	44,114
1,100	TransCanada Corporation	34,785
		333,060
Denmark - 0.8%
16	A.P. Moeller - Maersk A/S	24,609

Finland - 1.5%
1,716	Fortum OYJ	25,368
1,445	UPM-Kymmene OYJ	21,636
		47,004
France - 8.7%
497	Casino Guichard Perrachon SA	26,379
2,251	CNP Assurances	31,215
1,569	Electricite de France SA	27,639
1,211	Eutelsat Communications SA	37,077
3,959	Natixis SA	21,849
1,458	Orange SA	22,027
1,224	Suez Environnement Company	21,924
1,293	Veolia Environnement SA	29,518
460	Vinci SA	29,149
1,401	Vivendi SA	33,079
		279,856
Germany - 4.3%
351	BASF SE	26,796
259	Bayerische Motoren Werk AG	22,927
264	HUGO BOSS AG	29,617
537	ProSiebenSat.1 Media AG	26,306
344	Siemens AG	30,728
		136,374
Hong Kong - 5.2%
8,000	China Resources Power Holdings Compant Ltd.	18,250
26,000	Chow Tai Fook Jewellery Group Ltd.	21,806
7,000	CLP Holdings Ltd.	59,748
31,000	New World Development Company, Ltd.	30,000
4,000	Power Assets Holdings Ltd.	37,729
		167,533

Israel - 0.9%
5,618	Israel Chemicals Ltd.	28,899

Italy - 2.1%
6,198	Snam SpA	31,816
7,508	Terna Rete Elettrica Nazionale SpA	36,461
		68,277
Japan - 2.0%
1,200	Canon, Inc.	34,550
2,700	Mitsui & Company Ltd.	30,170
		64,720
Netherlands - 0.7%
495	Boskalis Westminster	21,616

Norway - 2.8%
2,613	Gjensidige Forsikring ASA	35,174
1,586	Telenor ASA	29,603
639	Yara International ASA	25,483
		90,260
Portugal - 0.9%
8,176	EDP-Energias de Portugal SA	29,884

Singapore - 4.3%
1,500	Jardine Cycle & Carriage Ltd.	28,481
7,000	Keppel Corporation Ltd.	33,351
16,800	Singapore Technologies Engineering Ltd.	35,181
15,400	Singapore Telecommunications Ltd.	38,958
		135,971
Spain - 8.8%
880	ACS Actividades de Construccion y Servicios SA	25,266
3,773	Banco Santander SA	20,001
1,268	Enagas SA	36,300
1,666	Endesa SA	35,072
1,759	Gas Natural SDG SA	34,259
5,592	Iberdrola SA	37,160
10,502	Mapfre SA	27,401
440	Red Electrica Corporation SA	36,452
2,470	Telefonica SA	29,891
		281,802

Sweden - 6.1%
959	Atlas Copco AB	23,041
2,410	Nordea Bank AB	26,836
2,467	Sandvik AB	20,986
1,513	Skanska AB	29,628
1,508	Swedbank AB	33,313
2,746	Telefonaktiebolaget LM Ericsson	26,968
6,599	TeliaSonera AB	35,510
		196,282
Switzerland - 5.5%
285	Kuehne + Nagel International AG	36,612
18	SGS SA	31,398
482	Swiss Re AG	41,345
72	Swisscom AG	35,919
125	Zurich Insurance Group AG	30,679
		175,953
United Kingdom - 19.5%
5,814	BAE Systems PLC	39,376
474	Berkeley Group Holdings PLC	23,949
679	British American Tobacco PLC	37,419
8,589	Direct Line Insurance Group PLC	48,711
1,787	GlaxoSmithKline PLC	34,224
4,348	HSBC Holdings PLC	32,802
8,268	ITV PLC	30,768
10,174	Legal & General Group PLC	36,645
3,097	National Grid PLC	43,050
352	Next PLC	40,522
9,581	Old Mutual PLC	27,407
695	Rio Tinto PLC	23,235
4,005	Royal Mail PLC	27,797
1,545	SSE PLC	34,964
2,078	Standard Chartered PLC	20,143
5,053	Standard Life PLC	29,643
9,120	Taylor Wimpey PLC	26,972
2,618	United Utilities Group PLC	36,633
9,318	Vodafone Group PLC	29,383
		623,643
TOTAL COMMON STOCKS (Cost $3,433,448)		3,171,065

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
13,648	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.16% (a)	13,648
TOTAL SHORT-TERM INVESTMENTS - 0.4% (Cost $13,648)		13,648
TOTAL INVESTMENTS - 99.5% (Cost $3,447,096)		3,184,713
Other Assets in Excess of Liabilities - 0.5%		15,281
NET ASSETS - 100.0%		$3,199,994

* Non-income producing security.
(a) Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:
Cost of investments	$3,447,096
Gross unrealized appreciation	17,053
Gross unrealized depreciation	(279,436)
Net unrealized appreciation	$(262,383)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Compass EMP US Small Cap 500 Volatility Weighted Index ETF
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
CLOSED-END FUNDS - 1.3%
Capital Markets - 1.3%
831	Golub Capital BDC, Inc.	$13,279
347	Main Street Capital Corporation	9,251
1,172	Prospect Capital Corporation	8,356
601	TPG Specialty Lending, Inc.	9,875
TOTAL CLOSED-END FUNDS (Cost $44,536)		40,761

COMMON STOCKS - 98.2%
Aerospace & Defense - 0.7%
81	Astronics Corporation *	3,275
138	Moog, Inc. *	7,462
95	National Presto Industries, Inc.	8,005
146	TASER International, Inc. *	3,215
		21,957
Air Freight & Logistics - 0.7%
719	Air Transport Services Group, Inc. *	6,147
133	Atlas Air Worldwide Holdings, Inc. *	4,597
169	Forward Air Corporation	7,012
163	Hub Group, Inc. *	5,935
		23,691
Airlines - 0.1%
132	Hawaiian Holdings, Inc. *	3,258

Auto Components - 1.8%
340	American Axle & Manufacturing Holdings, Inc. *	6,780
152	Cooper Tire & Rubber Company	6,005
403	Dana Holding Corporation	6,400
148	Dorman Products, Inc. *	7,532
132	Drew Industries, Inc.	7,208
114	Gentherm, Inc. *	5,121
137	Motorcar Parts of America, Inc. *	4,294
171	Standard Motor Products, Inc.	5,964
153	Tenneco, Inc. *	6,850
		56,154
Automobiles - 0.3%
160	Thor Industries, Inc.	8,288

Banks - 15.5%
252	1st Source Corporation	7,762
285	Ameris Bancorp.	8,194
442	Associated Banc-Corp.	7,943
137	BancFirst Corporation	8,645
285	BancorpSouth, Inc.	6,774

159	Bank of Hawaii Corporation	10,095
174	Banner Corporation	8,312
500	BBCN Bancorp, Inc.	7,510
371	Berkshire Hills Bancorp., Inc.	10,217
382	BNC Bancorp.	8,492
534	Boston Private Financial Holdings, Inc.	6,248
270	Capital Bank Financial Corporation *	8,162
244	Cathay General Bancorp.	7,310
273	Chemical Financial Corporation	8,831
261	Columbia Banking Systems, Inc.	8,146
251	Community Bank Systems, Inc.	9,330
485	CVB Financial Corporation	8,099
213	Eagle Bancorp., Inc. *	9,691
424	FirstMerit Corporation	7,492
36	First Citizens Bancshares, Inc.	8,136
415	First Financial Bancorp.	7,918
233	First Financial Bankshares, Inc.	7,405
313	First Interstate BancSystem, Inc.	8,714
358	First Merchants Corporation	9,387
475	First Midwest Bancorp., Inc.	8,331
657	FNB Corporation	8,508
768	Fulton Financial Corporation	9,293
264	Glacier Bancorp, Inc.	6,967
216	Hancock Holdings Company	5,843
363	Hilltop Holdings, Inc. *	7,191
196	Home BancShares, Inc.	7,938
119	IBERIABANK Corporation	6,927
177	Independent Bank Corporation	8,160
263	International Bancshares Corporation	6,583
197	LegacyTexas Financial Group, Inc.	6,005
225	MB Financial, Inc.	7,344
556	National Penn Bancshares, Inc.	6,533
324	NBT Bancorp, Inc.	8,729
576	Old National Bancorp.	8,024
190	Opus Bank	7,266
105	Park National Corporation	9,473
146	Pinnacle Financial Partners, Inc.	7,214
184	PrivateBancorp., Inc.	7,053
287	Renasant Corporation	9,428
265	S&T Bancorp., Inc.	8,644
217	ServisFirst Bancshares, Inc.	9,012
179	Simmons First National Corporation	8,579
113	South State Corporation	8,686
555	Talmer Bancorp., Inc.	9,241
514	TCF Financial Corporation	7,792
118	Texas Capital BancShares, Inc. *	6,186
443	Towne Bank	8,350

360	Trustmark Corporation	8,341
145	UMB Financial Corporation	7,367
330	Union Bankshares Corporation	7,920
216	United Bankshares, Inc.	8,206
404	United Community Banks, Inc.	8,258
1,095	Valley National Bancorp.	10,775
272	WesBanco, Inc.	8,554
185	Westamerica Bancorp.	8,221
174	Wintrust Financial Corporation	9,297
		495,052
Beverages - 0.4%
29	Boston Beer Company, Inc. *	6,108
35	Coca-Cola Bottling Company Consolidated	6,768
		12,876
Biotechnology - 0.5%
106	Insys Therapeutics, Inc. *	3,017
40	Ligand Pharmaceuticals, Inc. *	3,426
125	Myriad Genetics, Inc. *	4,685
1,156	PDL BioPharma, Inc.	5,814
		16,942
Building Products - 1.5%
337	AAON, Inc.	6,531
77	American Woodmark Corporation *	4,995
97	Apogee Enterprises, Inc.	4,331
430	Griffon Corporation	6,781
119	Patrick Industries, Inc. *	4,699
292	PGT, Inc. *	3,586
263	Simpson Manufacturing Company, Inc.	8,808
118	Trex Company, Inc. *	3,933
99	Universal Forest Products, Inc.	5,710
		49,374
Capital Markets - 1.6%
267	Cohen & Steers, Inc.	7,329
143	Evercore Partners, Inc.	7,184
158	Financial Engines, Inc.	4,656
103	Gamco Investors, Inc.	5,655
205	Greenhill & Company, Inc.	5,836
162	HFF, Inc.	5,469
414	Janus Capital Group, Inc.	5,631
470	Manning & Napier, Inc.	3,459
43	Virtus Investment Partners, Inc.	4,322
203	WisdomTree Investments, Inc.	3,274
		52,815
Chemicals - 2.3%
96	Balchem Corporation	5,834
408	Calgon Carbon Corporation	6,357
226	Chemtura Corporation *	6,468

478	Ferro Corporation *	5,234
240	HB Fuller Company	8,145
155	Innophos Holdings, Inc.	6,144
162	Innospec, Inc.	7,535
102	Minerals Technologies, Inc.	4,912
284	Olin Corporation	4,774
75	Quaker Chemical Corporation	5,781
134	Sensient Technologies Corporation	8,214
134	Stepan Company	5,576
		74,974
Commercial Services & Supplies - 3.6%
334	ABM Industries, Inc.	9,122
125	Deluxe Corporation	6,967
130	G&K Services, Inc.	8,661
293	Herman Miller, Inc.	8,450
134	HNI Corporation	5,749
305	Knoll, Inc.	6,704
179	Matthews International Corporation	8,766
285	McGrath RentCorp	7,607
121	MSA Safety, Inc.	4,836
89	Multi-Color Corporation	6,808
432	Steelcase, Inc.	7,953
171	Team, Inc. *	5,492
306	Tetra Tech, Inc.	7,439
82	UniFirst Corporation	8,758
134	US Ecology, Inc.	5,849
223	West Corporation	4,995
		114,156
Communications Equipment - 1.1%
409	ADTRAN, Inc.	5,972
262	CalAmp Corporation *	4,216
190	Infinera Corporation *	3,716
146	InterDigital, Inc.	7,388
144	Plantronics, Inc.	7,322
630	Polycom, Inc. *	6,602
		35,216
Construction & Engineering - 1.1%
126	Argan, Inc.	4,370
188	Comfort Systems USA, Inc.	5,125
51	Dycom Industries, Inc. *	3,690
189	EMCOR Group, Inc.	8,363
234	MYR Group, Inc. *	6,131
225	Primoris Services Corporation	4,030
239	Tutor Perini Corporation *	3,934
		35,643
Consumer Finance - 0.9%
186	Encore Capital Group, Inc. *	6,882
171	First Cash Financial Services, Inc. *	6,850
212	Nelnet, Inc.	7,337
129	PRA Group, Inc. *	6,827
		27,896

Containers & Packaging - 0.2%
156	Greif, Inc.	4,978

Distributors - 0.2%
93	Core-Mark Holding Company, Inc.	6,087
Diversified Consumer Services - 0.7%
118	Capella Education Company	5,843
154	DeVry Education Group, Inc.	4,190
207	Grand Canyon Education, Inc. *	7,864
76	Strayer Education, Inc. *	4,178
		22,075
Diversified Telecommunication Services - 0.4%
188	Inteliquent, Inc.	4,198
801	Iridium Communications, Inc. *	4,926
802	Vonage Holdings Corporation *	4,716
		13,840
Electric Utilities - 2.1%
181	ALLETE, Inc.	9,139
239	El Paso Electric Company	8,800
145	IdaCorp, Inc.	9,383
203	MGE Energy, Inc.	8,361
295	Otter Tail Corporation	7,688
301	PNM Resources, Inc.	8,443
364	The Empire District Electric Company	8,019
122	UIL Holdings Corporation	6,133
		65,966
Electrical Equipment - 1.2%
132	AZZ, Inc.	6,427
153	Encore Wire Corporation	4,998
143	EnerSys	7,662
270	Franklin Electric Company, Inc.	7,352
174	Generac Holdings, Inc. *	5,236
323	Thermon Group Holdings, Inc. *	6,638
		38,313
Electronic Equipment, Instruments & Components - 4.3%
119	Anixter International, Inc. *	6,876
534	AVX Corporation	6,990
127	Badger Meter, Inc.	7,374
395	Benchmark Electronics, Inc. *	8,595
112	Coherent, Inc. *	6,126
451	CTS Corporation	8,348
105	FARO Technologies, Inc. *	3,675
335	II-VI, Inc. *	5,387
252	Insight Enterprises, Inc. *	6,514

81	Littelfuse, Inc.	7,383
116	Methode Electronics, Inc.	3,700
136	MTS Systems Corporation	8,175
454	Newport Corporation *	6,243
115	OSI Systems, Inc. *	8,850
197	Plexus Corporation *	7,600
241	Rofin-Sinar Technologies, Inc. *	6,249
116	Rogers Corporation *	6,169
256	Sanmina Corporation *	5,471
162	ScanSource, Inc. *	5,745
83	Tech Data Corporation *	5,686
812	Vishay Intertechnology, Inc.	7,868
		139,024
Energy Equipment & Services - 0.5%
205	Atwood Oceanics, Inc.	3,036
80	Dril-Quip, Inc. *	4,658
238	Forum Energy Technologies, Inc. *	2,906
172	Hornbeck Offshore Services, Inc. *	2,327
155	US Silica Holdings, Inc.	2,184
		15,111
Food & Staples Retailing - 1.5%
75	Ingles Markets, Inc.	3,587
80	PriceSmart, Inc.	6,187
312	Smart & Final Stores, Inc. *	4,901
258	SpartanNash Company	6,669
654	SUPERVALU, Inc. *	4,696
144	The Andersons, Inc.	4,905
174	The Fresh Market, Inc. *	3,931
100	United Natural Foods, Inc. *	4,851
168	Weis Markets, Inc.	7,014
		46,741
Food Products - 1.5%
76	Cal-Maine Foods, Inc.	4,150
60	J&J Snack Foods Corporation	6,820
96	John B Sanfilippo & Son, Inc.	4,921
106	Lancaster Colony Corporation	10,333
87	Sanderson Farms, Inc.	5,965
273	Snyder's-Lance, Inc.	9,208
261	Tootsie Roll Industries, Inc.	8,167
		49,564
Gas Utilities - 0.8%
125	Chesapeake Utilities Corporation	6,635
199	ONE Gas, Inc.	9,021
161	Southwest Gas Corporation	9,389
		25,045

Health Care Equipment & Supplies - 3.5%
110	Abaxis, Inc.	4,839
94	Analogic Corporation	7,712
20	Atrion Corporation	7,499
130	Cantel Medical Corporation	7,371
146	CONMED Corporation	6,970
92	Cyberonics, Inc. *	5,592
304	Globus Medical, Inc. *	6,281
113	Greatbatch, Inc. *	6,375
191	Hill-Rom Holdings, Inc.	9,930
51	ICU Medical, Inc. *	5,584
78	Inogen, Inc. *	3,787
122	Integra LifeSciences Holdings Corporation *	7,265
150	Masimo Corporation *	5,784
452	Meridian Bioscience, Inc.	7,729
245	Merit Medical Systems, Inc. *	5,858
151	Natus Medical, Inc. *	5,957
99	Neogen Corporation *	4,454
138	Vascular Solutions, Inc. *	4,473
		113,460
Health Care Providers & Services - 2.6%
221	Aceto Corporation	6,066
129	Air Methods Corporation *	4,398
144	AMN Healthcare Services, Inc. *	4,321
65	Chemed Corporation	8,676
188	CorVel Corporation *	6,072
354	Hanger, Inc. *	4,829
142	HealthEquity, Inc. *	4,196
50	IPC Healthcare, Inc. *	3,884
91	LHC Group, Inc. *	4,074
104	Magellan Health, Inc. *	5,765
297	Owens & Minor, Inc.	9,486
93	Providence Service Corporation *	4,053
436	Select Medical Holdings Corporation	4,704
141	The Ensign Group, Inc.	6,011
140	US Physical Therapy, Inc.	6,285
		82,820
Health Care Technology - 0.5%
226	HealthStream, Inc. *	4,929
199	Omnicell, Inc. *	6,189
379	Quality Systems, Inc.	4,730
		15,848
Hotels, Restaurants & Leisure - 3.1%
18	Biglari Holdings, Inc. *	6,583
127	BJ's Restaurants, Inc. *	5,465
171	Choice Hotels International, Inc.	8,148
487	Denny's Corporation *	5,372
105	Fiesta Restaurant Group, Inc. *	4,764
399	Interval Leisure Group, Inc.	7,326

87	Jack In The Box, Inc,	6,702
320	Krispy Kreme Doughnuts, Inc. *	4,681
96	Marriott Vacations Worldwide Corporation	6,541
106	Papa John's International, Inc.	7,259
114	Popeyes Louisiana Kitchen, Inc. *	6,425
63	Red Robin Gourmet Burgers, Inc. *	4,772
173	Sonic Corporation	3,970
210	Texas Roadhouse, Inc.	7,812
155	The Cheesecake Factory, Inc.	8,364
769	Wendy's Company	6,652
		100,836
Household Durables - 2.9%
78	Cavco Industries, Inc. *	5,311
185	Ethan Allen Interiors, Inc.	4,886
173	Installed Building Products, Inc. *	4,373
205	iRobot Corporation *	5,974
294	KB Home	3,984
278	La-Z-Boy, Inc.	7,384
263	M/I Homes, Inc. *	6,202
247	MDC Holdings, Inc.	6,466
129	Meritage Homes Corporation *	4,711
125	Ryland Group, Inc.	5,104
680	Standard Pacific Corporation *	5,440
263	Taylor Morrison Home Corporation *	4,908
434	TRI Pointe Homes, Inc. *	5,681
121	Tupperware Brands Corporation	5,988
140	Universal Electronics, Inc. *	5,884
243	WCI Communities, Inc. *	5,499
204	William Lyon Homes *	4,202
		91,997
Household Products - 0.3%
94	WD-40 Company	8,373

Independent Power Producers & Energy Traders - 0.2%
174	Ormat Technologies, Inc.	5,921

Industrial Conglomerates - 0.2%
317	Raven Industries, Inc.	5,373

Insurance - 3.8%
260	American Equity Investment Life Holding Company	6,061
81	American National Insurance Company	7,909
163	AMERISAFE, Inc.	8,106
133	FBL Financial Group, Inc.	8,182
256	Horace Mann Educators Corporation	8,504
116	Infinity Property & Casualty Corporation	9,343
255	Kemper Corporation	9,019
496	MBIA, Inc. *	3,016
392	National General Holdings Corporation	7,562
134	Navigators Group, Inc. *	10,449

162	Primerica, Inc.	7,301
282	ProAssurance Corporation	13,838
150	RLI Corporation	8,030
285	Selective Insurance Group, Inc.	8,852
171	Universal Insurance Holdings, Inc.	5,051
		121,223
Internet & Catalog Retail - 0.4%
204	FTD Companies, Inc. *	6,079
143	Lands' End, Inc. *	3,863
145	Nutrisystem, Inc.	3,845
		13,787
Internet Software & Services - 1.2%
155	Constant Contact, Inc. *	3,757
87	Envestnet, Inc. *	2,607
175	GrubHub, Inc. *	4,259
86	LogMeIn, Inc. *	5,862
297	NIC, Inc.	5,260
94	Shutterstock, Inc. *	2,843
100	SPS Commerce, Inc. *	6,789
170	WebMD Health Corporation *	6,773
		38,150
IT Services - 2.8%
132	Blackhawk Network Holdings, Inc. *	5,596
125	CACI International, Inc. *	9,246
197	Cardtronics, Inc. *	6,442
356	Convergys Corporation	8,227
259	CSG Systems International, Inc.	7,977
200	ExlService Holdings, Inc. *	7,386
296	ManTech International Corporation	7,607
178	NeuStar, Inc. *	4,843
324	Perficient, Inc. *	4,999
149	Science Applications International Corporation	5,991
308	Sykes Enterprises, Inc. *	7,854
268	TeleTech Holdings, Inc.	7,180
140	Virtusa Corporation *	7,184
		90,532
Leisure Products - 0.1%
250	Smith & Wesson Holdings Corporation *	4,217

Life Sciences Tools & Services - 0.2%
76	Cambrex Corporation *	3,016
272	Luminex Corporation *	4,599
		7,615
Machinery - 5.6%
118	Alamo Group, Inc.	5,516
314	Altra Industrial Motion Corporation	7,260
119	American Railcar Industries, Inc.	4,303
183	Astec Industries, Inc.	6,132

225	Barnes Group, Inc.	8,111
154	Chart Industries, Inc. *	2,958
141	CIRCOR International, Inc.	5,657
202	CLARCOR, Inc.	9,631
244	ESCO Technologies, Inc.	8,760
469	Federal Signal Corporation	6,430
103	Greenbrier Companies, Inc.	3,307
270	Hillenbrand, Inc.	7,023
117	Hyster-Yale Materials Handling, Inc.	6,766
175	John Bean Technologies Corporation	6,694
295	Joy Global, Inc.	4,404
94	Lindsay Corporation	6,372
425	Meritor, Inc. *	4,518
283	Mueller Industries, Inc.	8,371
77	Proto Labs, Inc. *	5,159
96	RBC Bearings, Inc. *	5,734
377	Rexnord Corporation *	6,401
97	Standex International Corporation	7,309
246	Sun Hydraulics Corporation	6,758
149	Tennant Company	8,371
191	Terex Corporation	3,427
253	TriMas Corporation *	4,137
86	Valmont Industries, Inc.	8,161
491	Wabash National Corporation *	5,200
160	Woodward, Inc.	6,512
		179,382
Marine - 0.2%
175	Matson, Inc.	6,736

Media - 1.3%
213	AMC Entertainment Holdings, Inc.	5,365
603	Entravision Communications Corporation	4,004
353	Gray Television, Inc. *	4,504
149	Meredith Corporation	6,344
145	Nexstar Broadcasting Group, Inc.	6,866
420	Regal Entertainment Group	7,850
240	Sinclair Broadcast Group, Inc.	6,077
		41,010
Metals & Mining - 0.5%
371	Commercial Metals Company	5,027
332	Globe Specialty Metals, Inc.	4,027
181	Materion Corporation	5,434
		14,488
Multi-Utilities - 0.6%
281	Avista Corporation	9,343
180	NorthWestern Corporation	9,690
		19,033
Oil, Gas & Consumable Fuels - 0.2%
180	World Fuel Services Corporation	6,444

Paper & Forest Products - 1.3%
177	Boise Cascade Company *	4,464
153	Deltic Timber Corporation	9,151
307	KapStone Paper & Packaging Corporation	5,069
141	Neenah Paper, Inc.	8,217
457	PH Glatfelter Company	7,870
219	Schweitzer-Mauduit International, Inc.	7,529
		42,300
Personal Products - 0.4%
214	Inter Parfums, Inc.	5,309
93	Nu Skin Enterprises, Inc.	3,839
22	USANA Health Sciences, Inc. *	2,949
		12,097
Pharmaceuticals - 0.4%
70	Lannet Company, Inc. *	2,906
137	Prestige Brands Holdings, Inc. *	6,187
94	Sucampo Pharmaceuticals, Inc. *	1,868
182	Supernus Pharmaceuticals, Inc. *	2,554
		13,515
Professional Services - 2.2%
184	Exponent, Inc.	8,199
159	FTI Consulting, Inc. *	6,600
81	Huron Consulting Group, Inc. *	5,065
197	ICF International, Inc. *	5,987
123	Insperity, Inc.	5,403
193	Kforce, Inc.	5,072
226	Korn/Ferry International	7,474
160	On Assignment, Inc. *	5,904
428	Resources Connection, Inc.	6,450
447	RPX Corporation *	6,133
192	TrueBlue, Inc. *	4,314
95	WageWorks, Inc. *	4,283
		70,884
Real Estate Management & Development - 0.4%
220	Alexander & Baldwin, Inc.	7,553
96	Marcus & Millichap, Inc. *	4,415
		11,968
Road & Rail - 1.8%
175	ArcBest Corporation	4,510
190	Con-way, Inc.	9,015
363	Heartland Express, Inc.	7,238
211	Knight Transportation, Inc.	5,064
131	Landstar System, Inc.	8,315
298	Marten Transport Ltd.	4,819
243	Roadrunner Transportation Systems, Inc. *	4,471
151	Saia, Inc. *	4,673
276	Swift Transportation Company *	4,146
253	Werner Enterprises, Inc.	6,350
		58,601

Semiconductors & Semiconductor Equipment - 2.7%
43	Ambarella, Inc. *	2,485
631	Amkor Technology, Inc. *	2,833
185	Cabot Microelectronics Corporation *	7,167
148	Cirrus Logic, Inc. *	4,663
302	Diodes, Inc. *	6,454
226	Integrated Device Technology, Inc. *	4,588
253	MKS Instrument, Inc.	8,483
138	Monolithic Power Systems, Inc.	7,066
319	OmniVision Technologies, Inc. *	8,377
750	Photronics, Inc. *	6,795
161	Power Integrations, Inc.	6,789
411	Rambus, Inc. *	4,850
135	Silicon Laboratories, Inc. *	5,608
73	Synaptics, Inc. *	6,019
159	Tessera Technologies, Inc.	5,153
		87,330
Software - 1.7%
128	Blackbaud, Inc.	7,183
142	Ebix, Inc.	3,544
59	Ellie Mae, Inc. *	3,928
67	ePlus, Inc. *	5,298
82	Fair Isaac Corporation	6,929
269	Monotype Imaging Holdings, Inc.	5,870
218	Pegasystems, Inc.	5,365
86	Qualys, Inc. *	2,448
119	Synchronoss Technologies, Inc. *	3,903
899	TiVo, Inc. *	7,785
174	VASCO Data Security International, Inc. *	2,965
		55,218
Specialty Retail - 4.5%
155	Aaron's, Inc.	5,597
84	Asbury Automotive Group, Inc. *	6,817
410	Ascena Retail Group, Inc. *	5,703
181	Caleres, Inc.	5,526
242	CST Brands, Inc.	8,146
222	DSW, Inc.	5,619
236	Express, Inc. *	4,217
192	Finish Line, Inc.	3,706
131	Five Below, Inc. *	4,399
124	Genesco, Inc. *	7,077
76	Group 1 Automotive, Inc.	6,471
229	Guess?, Inc.	4,891
176	Hibbett Sports, Inc. *	6,162
59	Lithia Motors, Inc.	6,378
98	Mattress Firm Holding Corporation *	4,092
131	Monro Muffler Brake, Inc.	8,849
136	Murphy USA, Inc. *	7,473
393	Pier 1 Imports, Inc.	2,712
176	Rent-A-Center, Inc.	4,268
235	Select Comfort Corporation *	5,142
352	Sonic Automotive, Inc.	7,188
158	The Buckle, Inc.	5,841
199	The Cato Corporation	6,772
268	Tile Shop Holdings, Inc. *	3,211
174	Vitamin Shoppe, Inc. *	5,679
174	Zumiez, Inc. *	2,720
		144,656

Technology Hardware, Storage & Peripherals - 0.5%
179	Electronics For Imaging, Inc. *	7,747
358	QLogic Corporation *	3,670
159	Super Micro Computer, Inc. *	4,334
		15,751
Textiles, Apparel & Luxury Goods - 0.9%
94	Fossil Group, Inc. *	5,253
275	Iconix Brand Group, Inc. *	3,718
149	Movado Group, Inc.	3,848
166	Steven Madden Ltd. *	6,079
276	Tumi Holdings, Inc. *	4,863
287	Wolverine World Wide, Inc.	6,211
		29,972
Thrifts & Mortgage Finance - 2.6%
555	Astoria Financial Corporation	8,935
973	Beneficial Bancorp, Inc. *	12,902
63	BofI Holding, Inc. *	8,116
1,059	Capitol Federal Financial, Inc.	12,835
522	EverBank Financial Corporation	10,075
917	Northwest Bancshares, Inc.	11,921
490	Provident Financial Services, Inc.	9,555
392	Washington Federal, Inc.	8,918
		83,257
Tobacco - 0.3%
460	Vector Group Ltd.	10,401

Trading Companies & Distributors - 1.7%
299	Aircastle Ltd.	6,162
191	Applied Industrial Technologies, Inc.	7,287
149	GATX Corporation	6,578
146	H&E Equipment Services, Inc.	2,441
303	Kaman Corporation	10,863
294	MRC Global, Inc. *	3,278
262	Rush Enterprises, Inc. *	6,341
275	TAL International Group, Inc.	3,759
137	Wesco International, Inc. *	6,366
		53,075

Transportation Infrastructure - 0.2%
509	Wesco Aircraft Holdings, Inc. *	6,210

Water Utilities - 0.7%
196	American States Water Company	8,115
326	California Water Service Group	7,211
231	SJW Corporation	7,103
		22,429
Wireless Telecommunication Services - 0.2%
115	Shenandoah Telecommunications Company	4,923

TOTAL COMMON STOCKS (Cost $3,382,834)		3,144,868

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
6,349	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.16% (a)	6,349
TOTAL SHORT-TERM INVESTMENTS - 0.2% (Cost $6,349)		6,349
TOTAL INVESTMENTS - 99.7% (Cost $3,433,719)		3,191,978
Other Assets in Excess of Liabilities - 0.3%		8,826
NET ASSETS - 100.0%		$3,200,804

*	Non-income producing security.
(a)	Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:
Cost of investments	$3,433,719
Gross unrealized appreciation	46,616
Gross unrealized depreciation	(288,357)
Net unrealized appreciation	$(241,741)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
CLOSED-END FUNDS - 1.3%
Capital Markets - 1.3%
3,062	Ares Capital Corporation	$44,338
TOTAL CLOSED-END FUNDS (Cost $49,639)		44,338

COMMON STOCKS - 98.2%
Aerospace & Defense - 1.4%
217	Lockheed Martin Corporation	44,986

Air Freight & Logistics - 1.1%
360	United Parcel Service, Inc.	35,528

Automobiles - 1.9%
2,551	Ford Motor Company	34,617
1,004	General Motors Company	30,140
		64,757
Banks - 1.3%
2,754	People's United Financial, Inc.	43,320

Beverages - 1.6%
1,356	The Coca-Cola Company	54,403

Capital Markets - 2.2%
1,010	Invesco Ltd.	31,542
593	T. Rowe Price Group, Inc.	41,214
		72,756
Chemicals - 2.5%
636	EI du Pont de Nemours & Company	30,655
274	LyondellBasell Industries NV	22,841
665	The Dow Chemical Company	28,196
		81,692
Communications Equipment - 1.8%
1,199	Cisco Systems, Inc.	31,474
520	QUALCOMM, Inc.	27,939
		59,413
Consumer Finance - 0.6%
1,901	Navient Corporation	21,367

Diversified Financial Services - 1.2%
412	CME Group, Inc.	38,209

Diversified Telecommunication Services - 0.8%
1,087	CenturyLink, Inc.	27,305

Electric Utilities - 12.0%
661	American Electric Power Company, Inc.	37,584
532	Duke Energy Corporation	38,272
553	Entergy Corporation	36,000
756	Eversource Energy	38,269
956	Exelon Corporation	28,393

1,282	OGE Energy Corporation	35,076
1,209	Pepco Holdings, Inc.	29,282
629	Pinnacle West Capital Corporation	40,344
917	Southern Company	40,990
991	Westar Energy, Inc.	38,094
1,100	Xcel Energy, Inc.	38,951
		401,255
Electrical Equipment - 1.9%
581	Eaton Corporation PLC	29,805
777	Emerson Electric Company	34,320
		64,125
Energy Equipment & Services - 1.1%
346	Helmerich & Payne, Inc.	16,352
555	National Oilwell Varco, Inc.	20,896
		37,248
Food & Staples Retailing - 3.5%
282	Costco Wholesale Corporation	40,769
972	Sysco Corporation	37,879
609	Wal-Mart Stores, Inc.	39,487
		118,135
Food Products - 1.9%
869	General Mills, Inc.	48,777
678	Pilgrim's Pride Corporation	14,089
		62,866
Health Care Equipment & Supplies - 1.0%
1,062	Baxter International, Inc.	34,887

Hotels, Restaurants & Leisure - 2.5%
468	Las Vegas Sands Corporation	17,770
404	McDonald's Corporation	39,806
379	Starwood Hotels & Resorts Worldwide, Inc.	25,196
		82,772
Household Products - 1.4%
659	Procter & Gamble Company	47,409

Insurance - 7.2%
728	American Financial Group, Inc.	50,166
1,157	Arthur J Gallagher & Company	47,761
766	Cincinnati Financial Corporation	41,211
1,121	CNA Financial Corporation	39,157
666	MetLife, Inc.	31,402
644	Principal Financial Group, Inc.	30,487
		240,184
IT Services - 3.2%
241	International Business Machines Corporation	34,938
916	Paychex, Inc.	43,629
1,582	The Western Union Company	29,045
		107,612
Machinery - 2.7%
427	Caterpillar, Inc.	27,909
439	Deere & Company	32,486
570	PACCAR, Inc.	29,737
		90,132

Media - 2.0%
652	Omnicom Group, Inc.	42,967
1,040	TEGNA, Inc.	23,285
		66,252
Metals & Mining - 0.7%
647	Nucor Corporation	24,295

Multiline Retail - 0.7%
476	Kohl's Corporation	22,044

Multi-Utilities - 13.1%
651	Alliant Energy Corporation	38,077
898	Ameren Corporation	37,958
1,790	CenterPoint Energy, Inc.	32,292
1,004	CMS Energy Corporation	35,461
609	Consolidated Edison, Inc.	40,712
574	Dominion Resources, Inc.	40,398
466	DTE Energy Company	37,452
719	PG&E Corporation	37,963
803	Public Service Enterprise Group, Inc.	33,855
660	SCANA Corporation	37,132
1,027	TECO Energy, Inc.	26,969
697	WEC Energy Group, Inc.	36,397
		434,666
Oil, Gas & Consumable Fuels - 5.2%
374	Chevron Corporation	29,501
472	Exxon Mobil Corporation	35,093
1,160	Kinder Morgan, Inc.	32,109
540	ONEOK, Inc.	17,388
846	Plains GP Holdings LP	14,805
1,081	Spectra Energy Corporation	28,398
389	Williams Companies, Inc.	14,335
		171,629
Paper & Forest Products - 0.9%
764	International Paper Company	28,872

Pharmaceuticals - 3.5%
460	Johnson & Johnson	42,941
642	Merck & Company, Inc.	31,709
1,281	Pfizer, Inc.	40,236
		114,886
Road & Rail - 1.0%
422	Norfolk Southern Corporation	32,241
Semiconductors & Semiconductor Equipment - 6.1%
427	Analog Devices, Inc.	24,087
969	Intel Corporation	29,206
566	KLA-Tencor Corporation	28,300
775	Linear Technology Corporation	31,271
694	Microchip Technology, Inc.	29,905
612	Texas Instruments, Inc.	30,306
710	Xilinx, Inc.	30,104
		203,179

Software - 1.8%
1,265	CA, Inc.	34,534
1,359	Symantec Corporation	26,460
		60,994
Specialty Retail - 2.2%
545	Best Buy Company, Inc.	20,230
521	GameStop Corporation	21,471
357	L Brands, Inc.	32,176
		73,877
Technology Hardware, Storage & Peripherals - 0.7%
499	Seagate Technology PLC	22,355

Textiles, Apparel & Luxury Goods - 0.8%
882	Coach, Inc.	25,516

Thrifts & Mortgage Finance - 1.3%
2,364	New York Community Bancorp, Inc.	42,694

Tobacco - 3.4%
746	Altria Group, Inc.	40,582
474	Philip Morris International, Inc.	37,603
805	Reynolds American, Inc.	35,637
		113,822
TOTAL COMMON STOCKS (Cost $3,416,129)		3,267,683

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
11,222	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.16% (a)	11,222
TOTAL SHORT-TERM INVESTMENTS - 0.3% (Cost $11,222)		11,222
TOTAL INVESTMENTS - 99.8% (Cost $3,476,990)		3,323,243
Other Assets in Excess of Liabilities - 0.2%		7,130
NET ASSETS - 100.0%		$3,330,373

(a)	Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:
Cost of investments	$3,476,990
Gross unrealized appreciation	50,959
Gross unrealized depreciation	(204,706)
Net unrealized appreciation	$(153,747)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
CLOSED-END FUNDS - 6.0%
Capital Markets - 6.0%
3,811	Golub Capital BDC, Inc.	$60,900
1,674	Main Street Capital Corporation	44,629
5,456	Prospect Capital Corporation	38,901
2,862	TPG Specialty Lending, Inc.	47,023
TOTAL CLOSED-END FUNDS (Cost $209,063)		191,453

COMMON STOCKS - 93.6%
Aerospace & Defense - 1.2%
435	National Presto Industries, Inc.	36,653

Auto Components - 1.0%
612	Drew Industries, Inc.	33,421

Banks - 7.5%
1,203	Columbia Banking Systems, Inc.	37,546
3,035	FNB Corporation	39,303
1,219	Glacier Bancorp, Inc.	32,169
475	Park National Corporation	42,855
1,659	Trustmark Corporation	38,439
5,035	Valley National Bancorp.	49,544
		239,856
Biotechnology - 0.8%
5,325	PDL BioPharma, Inc.	26,785

Capital Markets - 3.2%
1,220	Cohen & Steers, Inc.	33,489
943	Greenhill & Company, Inc.	26,847
745	HFF, Inc.	25,151
2,162	Manning & Napier, Inc.	15,913
		101,400
Chemicals - 1.6%
714	Innophos Holdings, Inc.	28,303
1,306	Olin Corporation	21,954
		50,257
Commercial Services & Supplies - 5.7%
1,347	Herman Miller, Inc.	38,848
612	HNI Corporation	26,255
1,319	McGrath RentCorp	35,204
558	MSA Safety, Inc.	22,303
2,002	Steelcase, Inc.	36,857
1,038	West Corporation	23,251
		182,718
Communications Equipment - 0.9%
1,893	ADTRAN, Inc.	27,638

Containers & Packaging - 0.7%
714	Greif, Inc.	22,784

Diversified Consumer Services - 0.8%
544	Capella Education Company	26,939

Diversified Telecommunication Services - 0.6%
873	Inteliquent, Inc.	19,494

Electric Utilities - 9.6%
835	ALLETE, Inc.	42,159
1,102	El Paso Electric Company	40,576
670	IdaCorp, Inc.	43,356
937	MGE Energy, Inc.	38,595
1,365	Otter Tail Corporation	35,572
1,390	PNM Resources, Inc.	38,989
1,683	The Empire District Electric Company	37,076
565	UIL Holdings Corporation	28,403
		304,726
Electronic Equipment, Instruments & Components - 2.1%
2,470	AVX Corporation	32,332
3,726	Vishay Intertechnology, Inc.	36,105
		68,437
Energy Equipment & Services - 0.8%
948	Atwood Oceanics, Inc.	14,040
715	US Silica Holdings, Inc.	10,074
		24,114
Food & Staples Retailing - 1.0%
782	Weis Markets, Inc.	32,648

Food Products - 1.3%
351	Cal-Maine Foods, Inc.	19,168
442	John B Sanfilippo & Son, Inc.	22,657
		41,825
Gas Utilities - 3.6%
576	Chesapeake Utilities Corporation	30,574
916	ONE Gas, Inc.	41,522
745	Southwest Gas Corporation	43,449
		115,545
Health Care Equipment & Supplies - 1.1%
2,081	Meridian Bioscience, Inc.	35,585

Health Care Providers & Services - 2.1%
1,367	Owens & Minor, Inc.	43,662
2,014	Select Medical Holdings Corporation	21,731
		65,393
Health Care Technology - 0.7%
1,760	Quality Systems, Inc.	21,965

Hotels, Restaurants & Leisure - 2.0%
1,837	Interval Leisure Group, Inc.	33,727
3,551	Wendy's Company	30,716
		64,443
Household Durables - 1.8%
1,139	MDC Holdings, Inc.	29,819
551	Tupperware Brands Corporation	27,269
		57,088

Industrial Conglomerates - 0.8%
1,461	Raven Industries, Inc.	24,764

Insurance - 4.4%
615	FBL Financial Group, Inc.	37,835
1,300	ProAssurance Corporation	63,791
692	RLI Corporation	37,042
		138,668
Internet & Catalog Retail - 0.6%
670	Nutrisystem, Inc.	17,768

Internet Software & Services - 0.8%
1,373	NIC, Inc.	24,316

IT Services - 3.1%
1,203	CSG Systems International, Inc.	37,052
1,353	ManTech International Corporation	34,772
641	Science Applications International Corporation	25,775
		97,599
Machinery - 4.3%
1,426	Altra Industrial Motion Corporation	32,969
552	American Railcar Industries, Inc.	19,960
1,247	Hillenbrand, Inc.	32,434
1,344	Joy Global, Inc.	20,066
1,142	Sun Hydraulics Corporation	31,371
		136,800
Media - 3.7%
991	AMC Entertainment Holdings, Inc.	24,963
681	Meredith Corporation	28,997
1,952	Regal Entertainment Group	36,483
1,114	Sinclair Broadcast Group, Inc.	28,207
		118,650
Metals & Mining - 1.3%
1,707	Commercial Metals Company	23,130
1,536	Globe Specialty Metals, Inc.	18,631
		41,761
Multi-Utilities - 2.7%
1,295	Avista Corporation	43,059
827	NorthWestern Corporation	44,517
		87,576
Paper & Forest Products - 2.2%
2,093	PH Glatfelter Company	36,041
1,007	Schweitzer-Mauduit International, Inc.	34,621
		70,662
Personal Products - 0.6%
431	Nu Skin Enterprises, Inc.	17,792

Professional Services - 1.7%
570	Insperity, Inc.	25,040
1,993	Resources Connection, Inc.	30,035
		55,075

Semiconductors & Semiconductor Equipment - 0.8%
734	Tessera Technologies, Inc.	23,789

Specialty Retail - 4.4%
1,026	DSW, Inc.	25,968
1,060	Guess?, Inc.	22,642
1,821	Pier 1 Imports, Inc.	12,565
813	Rent-A-Center, Inc.	19,715
732	The Buckle, Inc.	27,062
926	The Cato Corporation	31,512
		139,464
Thrifts & Mortgage Finance - 3.6%
4,900	Capitol Federal Financial, Inc.	59,388
4,365	Northwest Bancshares, Inc.	56,745
		116,133
Tobacco - 1.5%
2,136	Vector Group Ltd.	48,295

Trading Companies & Distributors - 3.8%
1,371	Aircastle Ltd.	28,256
873	Applied Industrial Technologies, Inc.	33,305
694	GATX Corporation	30,640
670	H&E Equipment Services, Inc.	11,203
1,243	TAL International Group, Inc.	16,992
		120,396
Water Utilities - 3.3%
902	American States Water Company	37,343
1,502	California Water Service Group	33,224
1,092	SJW Corporation	33,579
		104,146
TOTAL COMMON STOCKS (Cost $3,194,992)		2,983,368

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
6,083	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.16% (a)	6,083
TOTAL SHORT-TERM INVESTMENTS - 0.2% (Cost $6,083)		6,083
TOTAL INVESTMENTS - 99.8% (Cost $3,410,138)		3,180,904
Other Assets in Excess of Liabilities - 0.2%		4,788
NET ASSETS - 100.0%		$3,185,692

(a)	Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:
Cost of investments	$3,410,138
Gross unrealized appreciation	35,410
Gross unrealized depreciation	(264,644)
Net unrealized appreciation	$(229,234)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosure under Generally Accepted Accounting Principles ("GAAP"), the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservableinputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other signigicant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds' own assumptions in determing the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds' investements, used to value the Funds' assets and liabilities as of September 30, 2015:

Compass EMP U.S. 500 Volatility Weighted Index ETF
Assets	Level 1	Level 2	Level 3	Total
Closed End Funds	$29,322	$-	$-	$29,322
Common Stocks*	10,265,983	-	-	10,265,983
Short-Term Investments	6,718	-	-	6,718
Total Investments in Securities	$10,302,023	$-	$-	$10,302,023

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Assets	Level 1	Level 2	Level 3	Total
Closed End Funds	$318,010	$-	$-	$318,010
Common Stocks*	111,296,294	-		111,296,294
Short-Term Investments	63,326	-	-	63,326
Total Investments in Securities	$111,677,630	$-	$-	$111,677,630
Other Financial Instruments^
Futures	$(3,855)	$-	$-	$(3,855)

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
Assets	Level 1	Level 2	Level 3	Total
Closed End Funds	$1,192,587	$-	$-	$1,192,587
Common Stocks*	87,658,157	-		87,658,157
Short-Term Investments	237,380	-	-	237,380
Total Investments in Securities	$89,088,124	$-	$-	$89,088,124
Other Financial Instruments^
Futures	$(4,453)	$-	$-	$(4,453)

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Assets	Level 1	Level 2	Level 3	Total
Closed End Funds	$360,429	$-	$-	$360,429
Common Stocks*	28,014,680	-	-	28,014,680
Short-Term Investments	47,204	-	-	47,204
Total Investments in Securities	$28,422,313	$-	$-	$28,422,313
Other Financial Instruments^
Futures	$(7,994)	$-	$-	$(7,994)

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$26,764,809	$-	$1,241	$26,766,050
Short-Term Investments	14,394	-	-	14,394
Total Investments in Securities	$26,779,203	$-	$1,241	$26,780,444

Compass EMP International 500 Volatility Weighted Index ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,204,342	$-	$-	$3,204,342
Short-Term Investments	14,358	-	-	14,358
Total Investments in Securities	$3,218,700	$-	$-	$3,218,700

Compass EMP International High Dividend 100 Volatility Weighted Index ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,171,065	$-	$-	$3,171,065
Short-Term Investments	13,648	-	-	13,648
Total Investments in Securities	$3,184,713	$-	$-	$3,184,713

Compass EMP U.S. Small Cap 500 Volatility Weighted Index ETF
Assets	Level 1	Level 2	Level 3	Total
Closed End Funds	$40,761	$-	$-	$40,761
Common Stocks*	3,144,868	-	-	3,144,868
Short-Term Investments	6,349	-	-	6,349
Total Investments in Securities	$3,191,978	$-	$-	$3,191,978

Compass EMP U.S. Large Cap High Dividend 100 Volatility Weighted Index ETF
Assets	Level 1	Level 2	Level 3	Total
Closed End Funds	$44,338	$-	$-	$44,338
Common Stocks*	3,267,683	-	-	3,267,683
Short-Term Investments	11,222	-	-	11,222
Total Investments in Securities	$3,323,243	$-	$-	$3,323,243

Compass EMP U.S. Small Cap High Dividend 100 Volatility Weighted Index ETF
Assets	Level 1	Level 2	Level 3	Total
Closed End Funds	$191,453	$-	$-	$191,453
Common Stocks*	2,983,368	-	-	2,983,368
Short-Term Investments	6,083	-	-	6,083
Total Investments in Securities	$3,180,904	$-	$-	$3,180,904

*Please refer to the Schedules of Investments for industry and/or country classifications.
^Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures.  These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2015, there were no transfers into or out of Level 1, 2, or 3 during the current period presented. It is the Funds' policy to record transfers into or out of Fair Value Levels at the end of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	Balance as of 07/01/2015*	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 09/30/2015	Net Change in Unrealized Appreciation (Depreciation) on securities held at 09/30/2015
Common Stocks	$6,138	$-	$(4,897)	$-	$-	$-	$-	$1,241	$(20,305)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	Fair Value as of 09/30/2015 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$1,241	Market Comparables	U.S. OTC Equivalent	$0.37 - $1.83	Significant changes in the U.S. OTC equivalent quotes would result in direct and proportional changes in the fair value of the security

*Level 3 securities are typically valued by the Adviser. The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Fair Values of Derivative Instruments in the Funds* as of September 30, 2015:

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts – Futures*	Variation margin on futures contracts		Variation margin on futures contracts
		$ -		($3,855)

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts – Futures*	Variation margin on futures contracts		Variation margin on futures contracts
		$ -		($4,453)

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts – Futures*	Variation margin on futures contracts		Variation margin on futures contracts
		$ -		($7,994)

*Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

The average monthly notional amount of futures during the period ended September 30, 2015 were as follows:

Fund	Long Futures
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF	$910,972
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF	$504,348
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF	$234,627

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Victory Portfolios Trust II

By (Signature and Title)  /s/ Christopher K. Dyer
                                     Christopher K. Dyer, Principal Executive Officer

Date                    11/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Christopher K. Dyer
                                      Christopher K. Dyer, Principal Executive Officer

Date                    11/2/15

By (Signature and Title)*  /s/ Christopher A. Ponte
                                      Christopher A. Ponte, Principal Financial Officer

Date                    11/2/15

* Print the name and title of each signing officer under his or her signature.